UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05876

LORD ABBETT SERIES FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2011

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2011

Investments	Shares (000)	Fair Value
LONG-TERM INVESTMENTS 96.92%

COMMON STOCKS 1.69%

Auto Parts & Equipment 0.18%

Cooper-Standard Holdings, Inc.*	3	$150,909
Cooper-Standard Holdings, Inc.*(a)	19	856,714

Total		1,007,623

Chemicals 0.08%

LyondellBasell Industries NV Class A (Netherlands)*(b)	12	474,600

Gas Distribution 0.24%

El Paso Corp.	77	1,390,122

Health Facilities 0.10%

HCA Holdings, Inc.*	16	545,307

Media: Cable 0.15%

Charter Communications, Inc. Class A*(c)	17	875,241

Metals/Mining (Excluding Steel) 0.18%

Barrick Gold Corp. (Canada)(b)	20	1,062,494

Pharmaceuticals 0.35%

Mylan, Inc.*	73	1,659,104
Teva Pharmaceutical Industries Ltd. ADR	8	376,275

Total		2,035,379

Railroads 0.14%

Kansas City Southern*	15	816,750

Software/Services 0.27%

Informatica Corp.*	30	1,566,900

Total Common Stocks (cost $6,017,673)		9,774,416

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 10.13%

Airlines 0.27%

AMR Corp.	6.25%	10/15/2014	$375	396,562
United Continental Holdings, Inc.	4.50%	6/30/2021	1,175	1,191,215

Total				1,587,777

Auto Parts & Equipment 0.18%

Meritor, Inc. (Zero Coupon after 3/1/2016)~	4.625%	3/1/2026	900	1,015,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automakers 0.22%

Ford Motor Co.	4.25%	11/15/2016	$700	$1,272,250

Beverages 0.36%

Central European Distribution Corp. (Poland)(b)	3.00%	3/15/2013	1,400	1,223,250
Molson Coors Brewing Co.	2.50%	7/30/2013	750	874,687

Total				2,097,937

Computer Hardware 0.32%

Intel Corp.	2.95%	12/15/2035	1,250	1,292,187
NetApp, Inc.	1.75%	6/1/2013	350	556,937

Total				1,849,124

Department Stores 0.09%

Saks, Inc.†	7.50%	12/1/2013	230	508,587

Diversified Capital Goods 0.48%

Greenbrier Cos., Inc.†	3.50%	4/1/2018	225	234,270
Ingersoll-Rand Co., Ltd.	4.50%	4/15/2012	300	816,000
Textron, Inc.	4.50%	5/1/2013	800	1,716,000

Total				2,766,270

Electronics 0.27%

Itron, Inc.	2.50%	8/1/2026	1,500	1,550,625

Food: Wholesale 0.27%

Archer Daniels Midland Co.	0.875%	2/15/2014	1,400	1,564,500

Health Services 0.53%

Human Genome Sciences, Inc.	2.25%	10/15/2011	1,050	1,866,375
Human Genome Sciences, Inc.	2.25%	8/15/2012	300	487,500
Omnicare, Inc.	3.75%	12/15/2025	550	711,562

Total				3,065,437

Machinery 0.46%

Roper Industries, Inc.	Zero Coupon	1/15/2034	2,500	2,690,625

Media: Diversified 0.17%

Liberty Media LLC (convertible into Viacom, Inc., Class B and CBS Corp.)	3.25%	3/15/2031	1,200	990,000

Media: Services 0.29%

Interpublic Group of Cos., Inc. (The)	4.25%	3/15/2023	1,000	1,147,500
Omnicom Group, Inc.	Zero Coupon	7/1/2038	500	564,375

Total				1,711,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Medical Products 0.87%

Allergan, Inc.	1.50%	4/1/2026	$2,750	$3,086,875
Fisher Scientific International, Inc.	3.25%	3/1/2024	425	582,781
Medtronic, Inc.	1.625%	4/15/2013	550	569,250
NuVasive, Inc.	2.25%	3/15/2013	800	789,000

Total				5,027,906

Metals/Mining (Excluding Steel) 0.39%

Newmont Mining Corp.	1.25%	7/15/2014	1,000	1,323,750
Newmont Mining Corp.	3.00%	2/15/2012	500	615,000
Patriot Coal Corp.	3.25%	5/31/2013	350	343,875

Total				2,282,625

Monoline Insurance 0.11%

Radian Group, Inc.	3.00%	11/15/2017	725	663,375

Oil Field Equipment & Services 0.07%

Exterran Energy Corp.	4.75%	1/15/2014	400	402,500

Packaging 0.26%

Owens-Brockway Glass Container, Inc.†	3.00%	6/1/2015	1,475	1,502,656

Pharmaceuticals 1.21%

ALZA Corp.	Zero Coupon	7/28/2020	1,000	857,500
BioMarin Pharmaceutical, Inc.	2.50%	3/29/2013	1,000	1,602,500
Gilead Sciences, Inc.	0.625%	5/1/2013	1,600	1,958,000
Salix Pharmaceuticals Ltd.	2.75%	5/15/2015	1,000	1,081,250
Vertex Pharmaceuticals, Inc.	3.35%	10/1/2015	1,250	1,525,000

Total				7,024,250

Real Estate Investment Trusts 0.15%

ProLogis	3.25%	3/15/2015	725	854,594

Software/Services 2.30%

Alliance Data Systems Corp.	1.75%	8/1/2013	750	906,562
CACI International, Inc.	2.125%	5/1/2014	525	660,188
Concur Technologies, Inc.†	2.50%	4/15/2015	1,120	1,395,800
Digital River, Inc.†	2.00%	11/1/2030	250	261,875
EMC Corp.	1.75%	12/1/2013	1,595	2,727,450
GSI Commerce, Inc.	2.50%	6/1/2027	1,675	1,892,750
Nuance Communications, Inc.	2.75%	8/15/2027	1,810	2,278,337
Symantec Corp.	1.00%	6/15/2013	1,400	1,695,750
Xilinx, Inc.†	2.625%	6/15/2017	1,200	1,512,000

Total				13,330,712

Specialty Retail 0.15%

Charming Shoppes, Inc.	1.125%	5/1/2014	1,000	867,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Support: Services 0.24%

CRA International, Inc.	2.875%	6/15/2034	$400		$437,000
FTI Consulting, Inc.	3.75%	7/15/2012	750		970,313

Total					1,407,313

Telecommunications Equipment 0.09%

InterDigital, Inc.†	2.50%	3/15/2016	500		545,838

Telecommunications: Wireless 0.38%

SBA Communications Corp.	4.00%	10/1/2014	1,500		2,197,500

Total Convertible Bonds (cost $53,037,792)					58,777,651

			Shares (000)
CONVERTIBLE PREFERRED STOCKS 3.54%

Agency/Government Related 0.00%

Fannie Mae	8.75%		20		17,400

Auto Parts & Equipment 0.02%

Cooper-Standard Holdings, Inc. PIK(a)	7.00%		—	(d)	133,665

Automakers 0.15%

General Motors Co.	4.75%		18		872,420

Banking 1.44%

Bank of America Corp.	7.25%		3		2,527,475
Citigroup, Inc.	7.50%		16		1,960,750
Fifth Third Bancorp	8.50%		12		1,776,000
Wells Fargo & Co.	7.50%		2		2,070,400

Total					8,334,625

Electric: Integrated 0.07%

PPL Corp.	9.50%		7		393,976

Energy: Exploration & Production 0.80%

Apache Corp.	6.00%		65		4,605,900

Gas Distribution 0.23%

Williams Cos., Inc. (The)	5.50%		9		1,334,550

Investments & Miscellaneous Financial Services 0.22%

AMG Capital Trust I	5.10%		25		1,251,562

Life Insurance 0.35%

MetLife, Inc.	5.00%		24		2,036,400

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO March 31, 2011

Investments	Interest Rate		Shares (000)			Fair Value
Media: Services 0.03%

Nielsen Holdings NV	6.25%			330		$188,513

Multi-Line Insurance 0.20%

Hartford Financial Services Group, Inc. (The)	7.25%			45		1,173,600

Telecommunications Equipment 0.03%

Lucent Technologies Capital Trust I	7.75%			—	(d)	195,550

Total Convertible Preferred Stocks (cost $17,839,327)						20,538,161

		Maturity Date	Principal Amount (000)

FOREIGN BOND 0.10%

Netherlands

Ziggo Bond Co. BV†(e) (cost $523,539)	8.00%	5/15/2018	EUR	400		589,555

GOVERNMENT SPONSORED ENTERPRISES BOND 0.45%

Federal National Mortgage Assoc. (cost $2,544,461)	3.25%	4/9/2013		$2,500		2,623,592

HIGH YIELD CORPORATE BONDS 80.66%

Aerospace/Defense 1.53%

Alliant Techsystems, Inc.	6.875%	9/15/2020		225		235,969
Esterline Technologies Corp.	6.625%	3/1/2017		650		677,625
Esterline Technologies Corp.	7.00%	8/1/2020		550		578,187
Huntington Ingalls Industries, Inc.†	6.875%	3/15/2018		300		314,625
Huntington Ingalls Industries, Inc.†	7.125%	3/15/2021		250		261,875
L-3 Communications Corp.	6.375%	10/15/2015		2,100		2,173,500
Mantech International Corp.	7.25%	4/15/2018		800		844,000
Moog, Inc.	6.25%	1/15/2015		550		563,750
Spirit Aerosystems, Inc.	6.75%	12/15/2020		1,900		1,952,250
Spirit Aerosystems, Inc.	7.50%	10/1/2017		595		642,600
Triumph Group, Inc.	8.00%	11/15/2017		575		618,125

Total						8,862,506

Airlines 0.42%

Delta Air Lines, Inc.	4.95%	5/23/2019		250		250,000
Delta Air Lines, Inc.†	9.50%	9/15/2014		180		192,150
United Airlines, Inc.	6.636%	7/2/2022		488		492,580
United Airlines, Inc.†	9.875%	8/1/2013		900		955,125
United Airlines, Inc.†	12.00%	11/1/2013		525		572,906

Total						2,462,761

Apparel/Textiles 0.39%

Hanesbrands, Inc.	6.375%	12/15/2020		700		686,000
Levi Strauss & Co.	7.625%	5/15/2020		475		478,563
Levi Strauss & Co.	8.875%	4/1/2016		625		654,687

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO March 31, 2011

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Apparel/Textiles (continued)

Perry Ellis International, Inc.	7.875%	4/1/2019		$425	$442,000

Total					2,261,250

Auto Loans 0.22%

Ford Motor Credit Co. LLC	7.25%	10/25/2011		1,000	1,029,221
Hyundai Capital America†	3.75%	4/6/2016		225	221,911

Total					1,251,132

Auto Parts & Equipment 1.63%

BorgWarner, Inc.	4.625%	9/15/2020		325	325,485
Cooper-Standard Automotive, Inc.	8.50%	5/1/2018		1,000	1,080,000
Dana Holding Corp.	6.50%	2/15/2019		750	750,000
Dana Holding Corp.	6.75%	2/15/2021		700	703,500
Exide Technologies†	8.625%	2/1/2018		300	321,750
Goodyear Tire & Rubber Co. (The)	10.50%	5/15/2016		700	787,500
Pinafore LLC/Pinafore, Inc.†	9.00%	10/1/2018		500	545,000
Stanadyne Corp.	10.00%	8/15/2014		375	386,250
Stoneridge, Inc.†	9.50%	10/15/2017		475	527,250
Tenneco, Inc.	6.875%	12/15/2020		775	806,000
Tenneco, Inc.	7.75%	8/15/2018		175	187,687
TRW Automotive, Inc.†	7.25%	3/15/2017		1,250	1,381,250
TRW Automotive, Inc.†	8.875%	12/1/2017		1,000	1,125,000
Uncle Acquisition 2010 Corp.†	8.625%	2/15/2019		500	527,500

Total					9,454,172

Automakers 0.61%

Ford Motor Co.	7.45%	7/16/2031		1,375	1,495,464
Navistar International Corp.	8.25%	11/1/2021		1,380	1,536,975
Oshkosh Corp.	8.50%	3/1/2020		425	478,656

Total					3,511,095

Banking 3.41%

Ally Financial, Inc.†	7.50%	9/15/2020		850	910,562
Ally Financial, Inc.	8.30%	2/12/2015		1,700	1,867,875
Bank of America Corp.	5.75%	12/1/2017		750	791,300
Capital One Capital VI	8.875%	5/15/2040		2,000	2,122,500
Discover Bank	8.70%	11/18/2019		500	599,974
Fifth Third Capital Trust IV	6.50%	4/15/2037		1,300	1,275,625
Huntington Bancshares, Inc.	7.00%	12/15/2020		600	663,587
JPMorgan Chase & Co.	6.00%	1/15/2018		1,500	1,647,033
JPMorgan Chase & Co.	7.90%	—	(f)	450	494,056
Lloyds TSB Bank plc (United Kingdom)(b)	6.375%	1/21/2021		500	521,997
Macquarie Group Ltd. (Australia)†(b)	6.25%	1/14/2021		725	733,953
Morgan Stanley	6.00%	4/28/2015		1,500	1,635,139
Regions Bank	6.45%	6/26/2037		1,250	1,153,465
Regions Bank	7.50%	5/15/2018		550	582,181
Regions Financial Corp.	7.75%	11/10/2014		375	405,320

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO March 31, 2011

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)

Silicon Valley Bank	6.05%	6/1/2017		$1,000	$1,049,321
SVB Financial Group	5.375%	9/15/2020		600	591,259
Wachovia Capital Trust III	5.57%#	—	(f)	750	690,938
Washington Mutual Bank(g)	6.875%	6/15/2011		1,250	4,688
Zions Bancorporation	7.75%	9/23/2014		1,900	2,065,002

Total					19,805,775

Beverages 0.29%

CEDC Finance Corp. International, Inc.†	9.125%	12/1/2016		625	590,625
Constellation Brands, Inc.	7.25%	5/15/2017		1,000	1,090,000

Total					1,680,625

Brokerage 0.43%

Cantor Fitzgerald LP†	7.875%	10/15/2019		400	416,270
Lazard Group LLC	7.125%	5/15/2015		850	934,639
Raymond James Financial, Inc.	8.60%	8/15/2019		950	1,137,479

Total					2,488,388

Building & Construction 0.57%

K. Hovnanian Enterprises, Inc.	10.625%	10/15/2016		500	533,750
KB Home	9.10%	9/15/2017		1,000	1,065,000
Lennar Corp.	12.25%	6/1/2017		950	1,182,750
Odebrecht Finance Ltd.†	6.00%	4/5/2023		500	497,500

Total					3,279,000

Building Materials 0.73%

Building Materials Corp. of America†	7.50%	3/15/2020		550	574,750
Cemex Finance LLC†	9.50%	12/14/2016		250	270,625
Cemex SAB de CV (Mexico)†(b)	9.00%	1/11/2018		200	210,750
Interline Brands, Inc.	7.00%	11/15/2018		825	849,750
Masco Corp.	7.125%	3/15/2020		1,250	1,295,725
Owens Corning, Inc.	9.00%	6/15/2019		875	1,035,678

Total					4,237,278

Chemicals 3.28%

Airgas, Inc.	7.125%	10/1/2018		1,250	1,356,250
Ashland, Inc.	9.125%	6/1/2017		825	950,812
Celanese U.S. Holdings LLC†	6.625%	10/15/2018		1,625	1,677,812
CF Industries, Inc.	7.125%	5/1/2020		400	455,000
Chemtura Corp.†	7.875%	9/1/2018		1,250	1,325,000
Huntsman International LLC	8.625%	3/15/2020		2,000	2,190,000
INEOS Finance plc (United Kingdom)†(b)	9.00%	5/15/2015		250	274,063
INEOS Group Holdings plc (United Kingdom)†(b)	8.50%	2/15/2016		1,100	1,115,125
Lyondell Chemical Co.†	8.00%	11/1/2017		1,349	1,490,645
Momentive Performance Materials, Inc.†	9.00%	1/15/2021		1,250	1,295,312
Mosaic Global Holdings, Inc.	7.30%	1/15/2028		1,050	1,188,906
Nalco Co.†	6.625%	1/15/2019		850	878,687

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)

Nalco Co.	8.25%	5/15/2017	$675	$740,813
Phibro Animal Health Corp.†	9.25%	7/1/2018	1,400	1,501,500
Polymer Group, Inc.†	7.75%	2/1/2019	1,000	1,036,250
Potash Corp. of Saskatchewan, Inc. (Canada)(b)	4.875%	3/30/2020	500	519,388
Rockwood Specialties Group, Inc.	7.50%	11/15/2014	1,008	1,036,980

Total				19,032,543

Computer Hardware 0.52%

Brocade Communications Systems, Inc.	6.625%	1/15/2018	1,250	1,329,687
Brocade Communications Systems, Inc.	6.875%	1/15/2020	750	813,750
Seagate HDD Cayman†	6.875%	5/1/2020	875	877,188

Total				3,020,625

Consumer/Commercial/Lease Financing 1.76%

CIT Group, Inc.	7.00%	5/1/2016	4,000	4,015,000
International Lease Finance Corp.†	7.125%	9/1/2018	400	431,800
International Lease Finance Corp.	8.25%	12/15/2020	425	466,438
International Lease Finance Corp.†	9.00%	3/15/2017	1,875	2,114,062
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019	200	209,750
Provident Funding Associates LP/PFG Finance Corp.†	10.25%	4/15/2017	900	1,008,000
SLM Corp.	6.25%	1/25/2016	350	365,253
Springleaf Finance Corp.	6.90%	12/15/2017	1,725	1,584,844

Total				10,195,147

Consumer Products 0.75%

Armored AutoGroup, Inc.†	9.25%	11/1/2018	1,250	1,278,125
Elizabeth Arden, Inc.	7.375%	3/15/2021	1,500	1,573,125
Scotts Miracle-Gro Co. (The)†	6.625%	12/15/2020	1,475	1,521,094

Total				4,372,344

Department Stores 0.75%

J.C. Penney Corp., Inc.	7.125%	11/15/2023	300	312,000
J.C. Penney Corp., Inc.	7.95%	4/1/2017	250	280,625
Macy’s Retail Holdings, Inc.	5.90%	12/1/2016	1,700	1,836,000
Macy’s Retail Holdings, Inc.	6.375%	3/15/2037	945	949,725
Macy’s Retail Holdings, Inc.	8.375%	7/15/2015	850	992,375

Total				4,370,725

Diversified Capital Goods 2.53%

Actuant Corp.	6.875%	6/15/2017	2,100	2,173,500
Amsted Industries, Inc.†	8.125%	3/15/2018	875	937,344
Belden, Inc.	7.00%	3/15/2017	1,750	1,800,312
Belden, Inc.	9.25%	6/15/2019	800	891,000
Griffon Corp.†	7.125%	4/1/2018	425	434,563
Mueller Water Products, Inc.	7.375%	6/1/2017	1,275	1,252,687

See Notes to Schedule of Investments

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Diversified Capital Goods (continued)

Park-Ohio Industries, Inc.†	8.125%	4/1/2021	$800	$800,000
Park-Ohio Industries, Inc.	8.375%	11/15/2014	1,025	1,056,181
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	1,750	1,898,750
SPX Corp.†	6.875%	9/1/2017	1,300	1,404,000
Timken Co.	6.00%	9/15/2014	875	965,921
Valmont Industries, Inc.	6.625%	4/20/2020	1,000	1,032,183

Total				14,646,441

Electric: Generation 0.49%

Dynegy Holdings, Inc.	8.375%	5/1/2016	1,250	1,053,125
Mirant Americas Generation LLC	9.125%	5/1/2031	1,000	1,037,500
Texas Competitive Electric Holdings Co. LLC	10.25%	11/1/2015	1,250	737,500

Total				2,828,125

Electric: Integrated 1.14%

AES Corp. (The)	8.00%	10/15/2017	1,600	1,728,000
Commonwealth Edison Co.	5.80%	3/15/2018	1,900	2,102,018
Connecticut Light & Power Co. (The)	5.50%	2/1/2019	1,100	1,211,454
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	1,000	1,019,167
PECO Energy Co.	5.35%	3/1/2018	500	548,926

Total				6,609,565

Electronics 1.10%

Advanced Micro Devices, Inc.	7.75%	8/1/2020	1,350	1,393,875
CPI International Acquisition, Inc.†	8.00%	2/15/2018	650	656,500
Freescale Semiconductor, Inc.†	9.25%	4/15/2018	500	550,000
Freescale Semiconductor, Inc.†	10.75%	8/1/2020	1,300	1,465,750
KLA-Tencor Corp.	6.90%	5/1/2018	875	966,378
NXP BV LLC (Netherlands)(b)	9.50%	10/15/2015	500	532,500
NXP BV LLC (Netherlands)†(b)	9.75%	8/1/2018	700	787,500

Total				6,352,503

Energy: Exploration & Production 5.52%

Berry Petroleum Co.	6.75%	11/1/2020	1,550	1,602,312
Brigham Exploration Co.†	8.75%	10/1/2018	725	808,375
Chaparral Energy, Inc.†	8.25%	9/1/2021	1,250	1,290,625
Chesapeake Energy Corp.	6.625%	8/15/2020	1,100	1,177,000
Chesapeake Energy Corp.	7.25%	12/15/2018	750	841,875
Cimarex Energy Co.	7.125%	5/1/2017	1,925	2,042,906
Concho Resources, Inc.	7.00%	1/15/2021	1,550	1,635,250
Concho Resources, Inc.	8.625%	10/1/2017	995	1,104,450
Continental Resources, Inc.	7.375%	10/1/2020	650	702,000
Continental Resources, Inc.	8.25%	10/1/2019	1,925	2,139,156
Energy XXI Gulf Coast, Inc.†	7.75%	6/15/2019	700	703,500
Forest Oil Corp.	7.25%	6/15/2019	1,825	1,916,250
Forest Oil Corp.	8.50%	2/15/2014	525	588,000
Kerr-McGee Corp.	6.95%	7/1/2024	1,600	1,773,709

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)

Linn Energy LLC/Linn Energy Finance Corp.†	7.75%	2/1/2021	$1,500	$1,608,750
MEG Energy Corp. (Canada)†(b)	6.50%	3/15/2021	700	712,250
Newfield Exploration Co.	7.125%	5/15/2018	1,200	1,296,000
Oasis Petroleum, Inc.†	7.25%	2/1/2019	1,750	1,776,250
Pan American Energy LLC (Argentina)†(b)	7.875%	5/7/2021	775	838,008
QEP Resources, Inc.	6.80%	3/1/2020	400	412,755
QEP Resources, Inc.	6.875%	3/1/2021	675	712,125
Quicksilver Resources, Inc.	8.25%	8/1/2015	1,275	1,341,938
Range Resources Corp.	7.25%	5/1/2018	575	618,125
Range Resources Corp.	8.00%	5/15/2019	1,475	1,633,562
SandRidge Energy, Inc.†	7.50%	3/15/2021	925	960,844
SM Energy Co.†	6.625%	2/15/2019	1,000	1,028,750
Whiting Petroleum Corp.	6.50%	10/1/2018	750	780,000

Total				32,044,765

Environmental 0.23%

Clean Harbors, Inc.†	7.625%	8/15/2016	375	399,844
Clean Harbors, Inc.	7.625%	8/15/2016	900	959,625

Total				1,359,469

Food & Drug Retailers 1.31%

Ingles Markets, Inc.	8.875%	5/15/2017	1,525	1,645,094
Rite Aid Corp.	10.25%	10/15/2019	1,200	1,318,500
Stater Bros Holdings, Inc.†	7.375%	11/15/2018	750	781,875
SUPERVALU, INC.	7.50%	11/15/2014	3,800	3,838,000

Total				7,583,469

Food: Wholesale 1.59%

Blue Merger Sub, Inc.†	7.625%	2/15/2019	550	560,312
Bumble Bee Acquisition Corp.†	9.00%	12/15/2017	500	522,500
Bumble Bee Holdco SCA PIK†	9.625%	3/15/2018	400	375,000
Bunge NA Finance LP	5.90%	4/1/2017	325	345,391
Corn Products International, Inc.	4.625%	11/1/2020	525	516,998
Dole Food Co., Inc.	8.75%	7/15/2013	1,400	1,519,000
General Mills, Inc.	5.20%	3/17/2015	950	1,044,340
H.J. Heinz Co.	5.35%	7/15/2013	525	570,557
Mead Johnson Nutrition Co.	4.90%	11/1/2019	1,400	1,452,025
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	8.25%	9/1/2017	325	341,250
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	9.25%	4/1/2015	450	471,937
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	10.625%	4/1/2017	300	323,250
Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020	1,150	1,152,413

Total				9,194,973

Forestry/Paper 0.92%

Boise Paper Holdings LLC/Boise Finance Co.	9.00%	11/1/2017	750	836,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Forestry/Paper (continued)

Cascades, Inc. (Canada)(b)	7.75%	12/15/2017	$350	$371,437
Cascades, Inc. (Canada)(b)	7.875%	1/15/2020	250	265,000
Georgia-Pacific LLC†	5.40%	11/1/2020	300	296,789
Georgia-Pacific LLC†	8.25%	5/1/2016	1,600	1,812,000
Millar Western Forest Products Ltd. (Canada)†(b)	8.50%	4/1/2021	700	700,000
NewPage Corp.	11.375%	12/31/2014	625	628,906
Weyerhaeuser Co.	7.375%	10/1/2019	375	424,353

Total				5,334,735

Gaming 3.22%

Ameristar Casinos, Inc.†	7.50%	4/15/2021	375	371,719
Ameristar Casinos, Inc.	9.25%	6/1/2014	850	938,187
Boyd Gaming Corp.	7.125%	2/1/2016	1,525	1,460,187
Caesars Entertainment Operating Co., Inc.†	12.75%	4/15/2018	1,550	1,573,250
CityCenter Holdings LLC/CityCenter Finance Corp.†	7.625%	1/15/2016	800	830,000
CityCenter Holdings LLC/CityCenter Finance Corp. PIK†	10.75%	1/15/2017	450	466,875
Downstream Development Authority Quapaw Tribe of Oklahoma†	12.00%	10/15/2015	425	450,500
Isle of Capri Casinos, Inc.	7.00%	3/1/2014	750	748,125
Marina District Finance Co., Inc.†	9.875%	8/15/2018	1,400	1,471,750
MCE Finance Ltd.	10.25%	5/15/2018	650	756,438
MGM Resorts International	6.625%	7/15/2015	1,250	1,190,625
MGM Resorts International	9.00%	3/15/2020	300	330,375
Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%	4/15/2016	500	518,750
Mohegan Tribal Gaming Authority†	11.50%	11/1/2017	1,500	1,530,000
Peninsula Gaming LLC	8.375%	8/15/2015	250	268,125
Peninsula Gaming LLC†	8.375%	8/15/2015	250	268,125
River Rock Entertainment Authority (The)	9.75%	11/1/2011	975	823,875
Scientific Games International, Inc.	9.25%	6/15/2019	850	937,125
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	1,300	1,300,000
Turning Stone Casino Resort†	9.125%	9/15/2014	200	207,000
Wynn Las Vegas LLC/Capital Corp.	7.75%	8/15/2020	500	532,500
Wynn Las Vegas LLC/Capital Corp.	7.875%	11/1/2017	1,600	1,724,000

Total				18,697,531

Gas Distribution 2.81%

Colorado Interstate Gas Co.	6.80%	11/15/2015	829	957,003
El Paso Corp.†	6.50%	9/15/2020	250	270,342
El Paso Corp.	7.00%	6/15/2017	1,475	1,658,196
El Paso Natural Gas Co.	5.95%	4/15/2017	750	829,238
Ferrellgas LP/Ferrellgas Finance Corp.†	6.50%	5/1/2021	675	658,125
Ferrellgas Partners LP	8.625%	6/15/2020	423	461,070
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	300	362,414
Inergy LP/Inergy Finance Corp.†	6.875%	8/1/2021	1,350	1,409,062
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	1,250	1,296,875
MarkWest Energy Partners LP	6.75%	11/1/2020	900	927,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution (continued)

MarkWest Energy Partners LP	8.75%	4/15/2018	$1,100	$1,204,500
National Fuel Gas Co.	6.50%	4/15/2018	1,440	1,572,993
NiSource Finance Corp.	6.15%	3/1/2013	400	433,822
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	460	514,122
Panhandle Eastern Pipeline Co. LP	8.125%	6/1/2019	600	705,388
Suburban Propane Partners LP/Suburban Energy Finance Corp.	7.375%	3/15/2020	375	403,125
Tennessee Gas Pipeline Co.	7.50%	4/1/2017	975	1,163,954
Williams Cos., Inc. (The)	7.875%	9/1/2021	741	923,865
Williams Partners LP	5.25%	3/15/2020	550	574,768

Total				16,325,862

Health Facilities 3.83%

Bausch & Lomb, Inc.	9.875%	11/1/2015	2,250	2,424,375
Biomet, Inc.	10.00%	10/15/2017	1,000	1,101,250
Capella Healthcare, Inc.†	9.25%	7/1/2017	1,250	1,337,500
Community Health Systems, Inc.	8.875%	7/15/2015	3,000	3,172,500
HCA Holdings, Inc.†	7.75%	5/15/2021	1,500	1,571,250
HCA, Inc.	7.875%	2/15/2020	500	546,250
HCA, Inc.	9.125%	11/15/2014	1,500	1,580,625
HCA, Inc.	9.875%	2/15/2017	500	562,500
HealthSouth Corp.	8.125%	2/15/2020	1,350	1,468,125
Omega Healthcare Investors, Inc.†	6.75%	10/15/2022	475	487,469
Omega Healthcare Investors, Inc.	7.50%	2/15/2020	425	456,875
Select Medical Corp.	7.625%	2/1/2015	1,400	1,431,500
Tenet Healthcare Corp.	8.875%	7/1/2019	1,150	1,316,750
United Surgical Partners International, Inc.	8.875%	5/1/2017	1,500	1,580,625
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	2,000	2,057,500
Vanguard Health Systems, Inc.†	Zero Coupon	2/1/2016	400	256,000
VWR Funding, Inc. PIK	10.25%	7/15/2015	792	841,699

Total				22,192,793

Health Services 0.47%

STHI Holding Corp.†	8.00%	3/15/2018	600	624,000
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC (Ireland)†(b)	7.75%	9/15/2018	2,000	2,105,000

Total				2,729,000

Hotels 0.73%

FelCor Lodging LP	10.00%	10/1/2014	375	430,313
Host Hotels & Resorts LP	6.375%	3/15/2015	1,500	1,539,375
Hyatt Hotels Corp.†	5.75%	8/15/2015	500	518,159
Starwood Hotels & Resorts Worldwide, Inc.	6.75%	5/15/2018	1,100	1,200,375
Wyndham Worldwide Corp.	5.75%	2/1/2018	500	518,804

Total				4,207,026

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Household & Leisure Products 0.52%

American Standard Americas†	10.75%	1/15/2016	$1,250	$1,340,625
Whirlpool Corp.	8.60%	5/1/2014	1,425	1,654,482

Total				2,995,107

Insurance Brokerage 0.30%

USI Holdings Corp.†	4.188%#	11/15/2014	1,125	1,099,688
Willis North America, Inc.	7.00%	9/29/2019	600	650,828

Total				1,750,516

Integrated Energy 0.64%

Alta Wind Holdings LLC†	7.00%	6/30/2035	650	686,629
Coso Geothermal Power Holdings LLC†	7.00%	7/15/2026	1,063	866,050
LUKOIL International Finance BV (Netherlands)†(b)	6.656%	6/7/2022	1,025	1,076,250
Petrobras International Finance Co. (Brazil)(b)	5.875%	3/1/2018	1,000	1,064,249

Total				3,693,178

Investments & Miscellaneous Financial Services 1.07%

Constellation Enterprises LLC†	10.625%	2/1/2016	925	957,375
FMR LLC†	5.35%	11/15/2021	800	788,570
KKR Group Finance Co.†	6.375%	9/29/2020	700	717,291
Nuveen Investments, Inc.	10.50%	11/15/2015	3,300	3,407,250
Nuveen Investments, Inc.†	10.50%	11/15/2015	300	308,250

Total				6,178,736

Leisure 1.03%

MU Finance plc (United Kingdom)†(b)	8.375%	2/1/2017	1,150	1,223,312
NCL Corp. Ltd.†	9.50%	11/15/2018	600	634,500
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.†	8.875%	4/15/2017	350	359,625
Speedway Motorsports, Inc.	8.75%	6/1/2016	2,000	2,202,500
Universal City Development Partners Ltd.	8.875%	11/15/2015	1,000	1,093,750
Universal City Development Partners Ltd.	10.875%	11/15/2016	400	451,000

Total				5,964,687

Life Insurance 0.04%

MetLife, Inc.	4.75%	2/8/2021	250	251,059

Machinery 0.91%

Altra Holdings, Inc.	8.125%	12/1/2016	1,075	1,158,313
IDEX Corp.	4.50%	12/15/2020	625	611,740
Manitowoc Co., Inc. (The)	8.50%	11/1/2020	600	646,500
Manitowoc Co., Inc. (The)	9.50%	2/15/2018	1,150	1,276,500
Roper Industries, Inc.	6.25%	9/1/2019	550	607,602
Steelcase, Inc.	6.375%	2/15/2021	525	535,780
Thermadyne Holdings Corp.†	9.00%	12/15/2017	425	451,031

Total				5,287,466

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Managed Care 0.31%

Centene Corp.	7.25%	4/1/2014	$1,350	$1,405,687
UnitedHealth Group, Inc.	4.875%	4/1/2013	379	403,228

Total				1,808,915

Media: Broadcast 1.29%

Allbritton Communications Co.	8.00%	5/15/2018	775	821,500
Belo Corp.	8.00%	11/15/2016	500	550,625
Citadel Broadcasting Corp.†	7.75%	12/15/2018	750	816,562
Clear Channel Communications, Inc.	5.50%	9/15/2014	350	315,875
Discovery Communications LLC	5.625%	8/15/2019	550	596,476
FoxCo Acquisition Sub LLC†	13.375%	7/15/2016	300	336,000
Gray Television, Inc.	10.50%	6/29/2015	825	881,719
Grupo Televisa SA (Mexico)(b)	6.00%	5/15/2018	200	219,149
LIN Television Corp.	6.50%	5/15/2013	500	502,500
LIN Television Corp.	8.375%	4/15/2018	500	546,250
Salem Communications Corp.	9.625%	12/15/2016	510	553,350
Sinclair Television Group, Inc.†	9.25%	11/1/2017	650	728,000
Univision Communications, Inc.†	8.50%	5/15/2021	600	624,000

Total				7,492,006

Media: Cable 2.27%

Bresnan Broadband Holdings LLC†	8.00%	12/15/2018	1,250	1,325,000
CCH II LLC/CCH II Capital Corp.	13.50%	11/30/2016	367	440,944
CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	650	669,500
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125%	4/30/2020	1,325	1,447,562
CSC Holdings LLC	8.625%	2/15/2019	1,475	1,696,250
DISH DBS Corp.	7.125%	2/1/2016	1,350	1,447,875
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co KG (Germany)†(b)	7.50%	3/15/2019	325	334,750
Mediacom Broadband LLC	8.50%	10/15/2015	1,125	1,172,813
Mediacom Communications Corp.	9.125%	8/15/2019	1,975	2,123,125
Ono Finance II plc (Ireland)†(b)	10.875%	7/15/2019	525	564,375
Virgin Media Finance plc (United Kingdom)(b)	8.375%	10/15/2019	750	847,500
Virgin Media Finance plc (United Kingdom)(b)	9.50%	8/15/2016	800	914,000
Virgin Media Secured Finance plc (United Kingdom)†(b)	5.25%	1/15/2021	200	201,062

Total				13,184,756

Media: Diversified 0.09%

Entravision Communications Corp.	8.75%	8/1/2017	500	535,000

Media: Services 1.36%

Affinion Group, Inc.	11.50%	10/15/2015	865	916,900
Interpublic Group of Cos., Inc. (The)	6.25%	11/15/2014	1,610	1,766,975
Interpublic Group of Cos., Inc. (The)	10.00%	7/15/2017	875	1,045,625
Lamar Media Corp.	7.875%	4/15/2018	750	808,125
WMG Acquisition Corp.	7.375%	4/15/2014	1,000	1,007,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO March 31, 2011

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Media: Services (continued)

WMG Acquisition Corp.	9.50%	6/15/2016		$2,200	$2,337,500

Total					7,882,625

Medical Products 0.38%

Bio-Rad Laboratories, Inc.	8.00%	9/15/2016		1,000	1,112,500
Giant Funding Corp.†	8.25%	2/1/2018		750	773,438
Life Technologies Corp.	6.00%	3/1/2020		300	323,681

Total					2,209,619

Metals/Mining (Excluding Steel) 3.63%

Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2014		300	359,065
Arch Coal, Inc.	7.25%	10/1/2020		200	215,500
Arch Coal, Inc.	8.75%	8/1/2016		850	954,125
Atkore International, Inc.†	9.875%	1/1/2018		1,250	1,340,625
Boart Longyear Management Pty Ltd. (Australia)†(b)	7.00%	4/1/2021		1,000	1,030,000
Cliffs Natural Resources, Inc.	5.90%	3/15/2020		1,000	1,068,327
CONSOL Energy, Inc.†	6.375%	3/1/2021		750	754,688
CONSOL Energy, Inc.	8.25%	4/1/2020		1,250	1,392,187
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	6.875%	2/1/2018		400	419,000
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	7.00%	11/1/2015		1,500	1,563,750
Foundation PA Coal Co.	7.25%	8/1/2014		750	772,500
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017		1,525	1,683,309
Gold Fields Orogen Holding BVI Ltd.†	4.875%	10/7/2020		1,000	961,433
James River Escrow, Inc.†	7.875%	4/1/2019		1,000	1,040,000
Murray Energy Corp.†	10.25%	10/15/2015		1,000	1,080,000
Noranda Aluminum Acquisition Corp. PIK	5.193%#	5/15/2015		685	647,055
Novelis, Inc.†	8.75%	12/15/2020		650	718,250
Old All, Inc.(g)	10.00%	12/15/2016		850	4,378
Patriot Coal Corp.	8.25%	4/30/2018		1,350	1,444,500
Peabody Energy Corp.	5.875%	4/15/2016		825	839,437
Peabody Energy Corp.	7.375%	11/1/2016		200	223,000
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.	8.25%	4/15/2018		1,200	1,290,000
Teck Resources Ltd. (Canada)(b)	10.75%	5/15/2019		1,000	1,278,836

Total					21,079,965

Monoline Insurance 0.18%

Fidelity National Financial, Inc.	6.60%	5/15/2017		1,000	1,035,798

Multi-Line Insurance 0.22%

AXA SA (France)†(b)	6.379%	—	(f)	550	492,250
Genworth Financial, Inc.	7.625%	9/24/2021		650	653,243
ZFS Finance (USA) Trust V†	6.50%	5/9/2037		145	146,088

Total					1,291,581

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil Field Equipment & Services 0.93%

Basic Energy Services, Inc.†	7.75%	2/15/2019	$750	$774,375
Cameron International Corp.	6.375%	7/15/2018	475	534,128
Complete Production Services, Inc.	8.00%	12/15/2016	1,025	1,086,500
Dresser-Rand Group, Inc.†	6.50%	5/1/2021	650	673,562
Key Energy Services, Inc.	6.75%	3/1/2021	400	408,000
Precision Drilling Corp. (Canada)†(b)	6.625%	11/15/2020	375	387,188
SEACOR Holdings, Inc.	7.375%	10/1/2019	1,000	1,065,445
Trinidad Drilling Ltd. (Canada)†(b)	7.875%	1/15/2019	450	477,000

Total				5,406,198

Oil Refining & Marketing 0.30%

Marathon Petroleum Corp.†	5.125%	3/1/2021	350	353,475
Tesoro Corp.	9.75%	6/1/2019	1,200	1,368,000

Total				1,721,475

Packaging 2.77%

Ardagh Packaging Finance plc (Ireland)†(b)	7.375%	10/15/2017	1,200	1,290,000
Ardagh Packaging Finance plc (Ireland)†(b)	9.125%	10/15/2020	850	924,375
Ball Corp.	6.625%	3/15/2018	750	772,500
Ball Corp.	7.375%	9/1/2019	1,500	1,631,250
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	1,870	1,853,637
Graham Packaging Co. LP/GPC Capital Corp. I	8.25%	1/1/2017	600	646,500
Graham Packaging Co. LP/GPC Capital Corp. I	8.25%	10/1/2018	825	888,937
Graphic Packaging International, Inc.	9.50%	8/15/2013	737	757,268
Packaging Dynamics Corp.†	8.75%	2/1/2016	750	770,625
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	7.75%	10/15/2016	1,575	1,673,437
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	8.25%	2/15/2021	250	248,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	8.50%	5/15/2018	725	737,688
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	9.00%	4/15/2019	425	442,000
Sealed Air Corp.	7.875%	6/15/2017	750	839,108
Solo Cup Co.	8.50%	2/15/2014	1,000	900,000
Solo Cup Co.	10.50%	11/1/2013	500	525,000
Vitro SA de CV (Mexico)(b)(g)	9.125%	2/1/2017	1,500	1,177,500

Total				16,078,575

Pharmaceuticals 0.59%

Axcan Intermediate Holdings, Inc.	12.75%	3/1/2016	825	921,938
Mylan, Inc.†	7.625%	7/15/2017	300	324,375
Mylan, Inc.†	7.875%	7/15/2020	550	600,875
Novartis Securities Investment Ltd.	5.125%	2/10/2019	550	596,341
Valeant Pharmaceuticals International†	6.75%	8/15/2021	1,000	953,750

Total				3,397,279

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Printing & Publishing 0.33%

Deluxe Corp.	7.375%	6/1/2015	$600	$624,750
ProQuest LLC/ProQuest Notes Co.†	9.00%	10/15/2018	1,225	1,267,875

Total				1,892,625

Property & Casualty 0.32%

Liberty Mutual Group, Inc.†	10.75%	6/15/2058	1,425	1,866,750

Railroads 0.27%

Florida East Coast Railway Corp.†	8.125%	2/1/2017	1,500	1,573,125

Real Estate Investment Trusts 0.92%

Developers Diversified Realty Corp.	7.875%	9/1/2020	790	907,392
DuPont Fabros Technology LP	8.50%	12/15/2017	675	746,719
Goodman Funding Pty Ltd. (Australia)†(b)	6.375%	11/12/2020	800	805,411
Health Care REIT, Inc.	6.125%	4/15/2020	1,000	1,059,514
Kilroy Realty LP	5.00%	11/3/2015	1,000	998,948
ProLogis	5.625%	11/15/2016	500	524,379
ProLogis	6.875%	3/15/2020	25	27,402
Ventas Realty LP/Ventas Capital Corp.	3.125%	11/30/2015	250	242,795

Total				5,312,560

Restaurants 0.76%

DineEquity, Inc.†	9.50%	10/30/2018	1,250	1,362,500
McDonald’s Corp.	5.00%	2/1/2019	1,350	1,474,818
Rare Restaurant Group LLC/RRG Finance Corp.†	9.25%	5/15/2014	550	486,750
Wendy’s/Arby’s Restaurants LLC	10.00%	7/15/2016	1,000	1,105,000

Total				4,429,068

Software/Services 2.08%

Buccaneer Merger Sub, Inc.†	9.125%	1/15/2019	1,000	1,065,000
Ceridian Corp.	11.25%	11/15/2015	1,000	1,045,000
Fidelity National Information Services, Inc.	7.625%	7/15/2017	300	326,625
First Data Corp.†	7.375%	6/15/2019	325	331,094
First Data Corp.†	8.25%	1/15/2021	1,750	1,754,375
First Data Corp.†	12.625%	1/15/2021	989	1,078,010
Open Solutions, Inc.†	9.75%	2/1/2015	600	423,000
SERENA Software, Inc.	10.375%	3/15/2016	500	528,750
SunGard Data Systems, Inc.†	7.375%	11/15/2018	1,600	1,644,000
SunGard Data Systems, Inc.†	7.625%	11/15/2020	400	413,000
SunGard Data Systems, Inc.	10.25%	8/15/2015	2,500	2,631,250
Vangent, Inc.	9.625%	2/15/2015	800	800,000

Total				12,040,104

Specialty Retail 1.55%

Brookstone Co., Inc.†	13.00%	10/15/2014	528	476,520
Chinos Acquisition Corp.†	8.125%	3/1/2019	1,000	986,250
Limited Brands, Inc.	7.00%	5/1/2020	1,000	1,063,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Specialty Retail (continued)

Limited Brands, Inc.	7.60%	7/15/2037	$400	$398,000
Limited Brands, Inc.	8.50%	6/15/2019	650	749,125
PETCO Animal Supplies, Inc.†	9.25%	12/1/2018	425	456,875
QVC, Inc.†	7.125%	4/15/2017	1,000	1,055,000
QVC, Inc.†	7.375%	10/15/2020	1,200	1,257,000
Toys “R” Us Property Co. I LLC	10.75%	7/15/2017	1,150	1,311,000
Toys “R” Us Property Co. II LLC	8.50%	12/1/2017	1,150	1,242,000

Total				8,995,520

Steel Producers/Products 0.89%

AK Steel Corp.	7.625%	5/15/2020	300	307,500
Algoma Acquisition Corp. (Canada)†(b)	9.875%	6/15/2015	1,075	994,375
Allegheny Ludlum Corp.	6.95%	12/15/2025	575	617,567
Allegheny Technologies, Inc.	9.375%	6/1/2019	800	1,015,031
Essar Steel Algoma, Inc. (Canada)†(b)	9.375%	3/15/2015	650	653,250
JMC Steel Group†	8.25%	3/15/2018	750	770,625
Steel Dynamics, Inc.	7.625%	3/15/2020	750	808,125

Total				5,166,473

Support: Services 1.84%

Avis Budget Car Rental	9.625%	3/15/2018	1,000	1,110,000
Brambles USA, Inc.†	5.35%	4/1/2020	900	904,776
Corrections Corp. of America	7.75%	6/1/2017	1,900	2,073,375
Diversey, Inc.	8.25%	11/15/2019	750	808,125
Expedia, Inc.	8.50%	7/1/2016	725	792,063
FTI Consulting, Inc.†	6.75%	10/1/2020	500	508,750
FTI Consulting, Inc.	7.75%	10/1/2016	750	787,500
Hertz Corp. (The)†	7.50%	10/15/2018	2,000	2,080,000
PHH Corp.	9.25%	3/1/2016	350	382,375
Rental Service Corp.†	8.25%	2/1/2021	425	444,125
Travelport LLC/Travelport, Inc.	9.00%	3/1/2016	850	793,687

Total				10,684,776

Telecommunications Equipment 0.88%

Alcatel-Lucent USA, Inc.	6.45%	3/15/2029	1,250	1,081,250
Avaya, Inc.†	7.00%	4/1/2019	1,700	1,666,000
CommScope, Inc.†	8.25%	1/15/2019	2,250	2,362,500

Total				5,109,750

Telecommunications: Integrated/Services 3.24%

CenturyLink, Inc.	6.15%	9/15/2019	1,200	1,262,086
Cogent Communications Group, Inc.†	8.375%	2/15/2018	500	516,875
Dycom Investments, Inc.†	7.125%	1/15/2021	1,170	1,196,325
Equinix, Inc.	8.125%	3/1/2018	1,233	1,340,887
Hughes Network Systems LLC	9.50%	4/15/2014	1,100	1,141,250
Hughes Network Systems LLC	9.50%	4/15/2014	1,440	1,494,000
Intelsat Jackson Holdings SA (Luxembourg)†(b)	7.50%	4/1/2021	1,650	1,662,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Integrated/Services (continued)

Intelsat Luxembourg SA (Luxembourg)(b)	11.25%	2/4/2017	$3,000	$3,292,500
MasTec, Inc.	7.625%	2/1/2017	750	772,500
Qtel International Finance Ltd. (Qatar)†(b)	4.75%	2/16/2021	375	351,037
Qwest Communications International, Inc.	8.00%	10/1/2015	950	1,053,312
Telefonica Emisiones SAU (Spain)(b)	7.045%	6/20/2036	500	543,805
Telemar Norte Leste SA (Brazil)†(b)	5.50%	10/23/2020	634	626,075
Windstream Corp.	7.00%	3/15/2019	2,500	2,531,250
Windstream Corp.†	7.75%	10/1/2021	1,000	1,021,250

Total				18,805,527

Telecommunications: Wireless 4.79%

CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	2,000	2,190,000
Clearwire Communications LLC/Clearwire Finance, Inc.†	12.00%	12/1/2017	1,500	1,606,875
Digicel Group Ltd. (Jamaica)†(b)	10.50%	4/15/2018	1,000	1,150,000
DigitalGlobe, Inc.	10.50%	5/1/2014	2,000	2,277,500
GeoEye, Inc.	8.625%	10/1/2016	600	642,000
GeoEye, Inc.	9.625%	10/1/2015	1,500	1,704,375
Inmarsat Finance plc (United Kingdom)†(b)	7.375%	12/1/2017	1,000	1,060,000
iPCS, Inc. PIK	3.554%#	5/1/2014	518	506,194
MetroPCS Wireless, Inc.	6.625%	11/15/2020	1,725	1,727,156
MetroPCS Wireless, Inc.	7.875%	9/1/2018	1,250	1,343,750
NII Capital Corp.	8.875%	12/15/2019	925	1,022,125
NII Capital Corp.	10.00%	8/15/2016	900	1,030,500
SBA Telecommunications, Inc.	8.25%	8/15/2019	500	555,000
Sprint Capital Corp.	6.90%	5/1/2019	3,500	3,631,250
Sprint Nextel Corp.	8.375%	8/15/2017	1,725	1,929,844
Telemovil Finance Co., Ltd. (El Salvador)†(b)	8.00%	10/1/2017	750	781,875
ViaSat, Inc.	8.875%	9/15/2016	1,000	1,076,250
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(b)	7.748%	2/2/2021	575	606,625
Wind Acquisition Finance SA (Italy)†(b)	7.25%	2/15/2018	1,000	1,047,500
Wind Acquisition Finance SA (Italy)†(b)	11.75%	7/15/2017	1,650	1,905,750

Total				27,794,569

Theaters & Entertainment 0.43%

Cinemark USA, Inc.	8.625%	6/15/2019	1,100	1,207,250
Live Nation Entertainment, Inc.†	8.125%	5/15/2018	1,250	1,290,625

Total				2,497,875

Transportation (Excluding Air/Rail) 0.35%

Asciano Finance Ltd. (Australia)†(b)	4.625%	9/23/2020	625	593,053
Commercial Barge Line Co.	12.50%	7/15/2017	475	549,813
Great Lakes Dredge & Dock Corp.†	7.375%	2/1/2019	900	915,750

Total				2,058,616

Total High Yield Corporate Bonds (cost $438,626,865)				467,863,502

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
MUNICIPAL BONDS 0.19%

Other Revenue 0.14%

Metro Govt of Nashville & Davidson Cnty TN Convtn Ctr Auth Build America Bds Ser B	6.731%	7/1/2043	$825		$801,768

Transportation 0.05%

Chicago IL O’Hare Intl Arpt Build America Bds Ser B	6.395%	1/1/2040	325		312,137

Total Municipal Bonds (cost $1,165,995)					1,113,905

			Shares (000)
PREFERRED STOCKS 0.14%

Agency/Government Related 0.01%

Fannie Mae*	Zero Coupon		21		34,850

Banking 0.13%

Citigroup Capital XIII*	7.875%		9		235,640
US Bancorp*	7.189%		—	(d)	505,725

Total					741,365

Total Preferred Stocks (cost $1,178,804)					776,215

	Exercise Price	Expiration Date
WARRANTS 0.02%

Auto Parts & Equipment 0.01%

Cooper-Standard Holdings, Inc.*	$27.33	11/27/2017	1		34,030
Cooper-Standard Holdings, Inc.*(a)	27.33	11/27/2017	1		27,318

Total					61,348

Media: Cable 0.01%

Charter Communications, Inc.*	46.86	11/30/2014	3		38,916

Total Warrants (cost $36,246)					100,264

Total Long-Term Investments (cost $520,970,702)					562,157,261

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND - BOND-DEBENTURE PORTFOLIO March 31, 2011

Investments	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 2.21%

Repurchase Agreement

Repurchase Agreement dated 3/31/2011, 0.01% due 4/1/2011 with Fixed Income Clearing Corp. collateralized by $13,110,000 of U.S. Treasury Note at 0.625% due 1/31/2013; value: $13,093,613; proceeds: $12,834,692 (cost $12,834,688)	$12,835	$12,834,688

Total Investments in Securities 99.13% (cost $533,805,390)		574,991,949

Cash and Other Assets in Excess of Liabilities(h) 0.87%		5,030,855

Net Assets 100.00%		$580,022,804

ADR American Depositary Receipt.

PIK Payment-in-kind.

EUR euro.

*	Non-income producing security.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2011.
(a)	Restricted securities of Cooper Standard Holdings, Inc. acquired through private placement during the period ended March 31, 2011 are as follows:

Investment Type	Acquisition Date	Acquired Shares	Cost on Acquisition Date	Fair value per share at March 31, 2011
Common Stock	May 24, 2010	19,252	$424,001	$44.50
Convertible Preferred Stock	May 24, 2010	658	65,800	201.00
Convertible Preferred Stock	July 19, 2010	7	700	201.00
Warrant	May 27, 2010	1,115	—	24.50

(b)	Foreign security traded in U.S. dollars.
(c)	Restricted security. The Fund acquired 45,473 shares in a private placement on June 11, 2009 for a cost of $852,619. The fair value price per share on March 31, 2011 is $50.63.
(d)	Amount is less than 1,000 shares.
(e)	Investment in non-U.S. dollar denominated securities.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Defaulted security.
(h)	Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on open futures contracts, as follows:

Open Futures Contracts at March 31, 2011:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	June 2011	25	Short	$(2,975,781)	$(22,982)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO March 31, 2011

Investments	Shares (000)		Fair Value
LONG-TERM INVESTMENTS 98.76%

COMMON STOCKS 57.95%

Aerospace & Defense 0.93%

Hexcel Corp.*	28		$551,320
Moog, Inc. Class A*	14		642,740

Total			1,194,060

Airlines 0.22%

United Continental Holdings, Inc.*	13		289,674

Auto Components 0.13%

Cooper-Standard Holdings, Inc.*	—	(a)	25,114
Cooper-Standard Holdings, Inc.*(b)	3		142,800

Total			167,914

Automobiles 0.22%

Honda Motor Co., Ltd. ADR	8		288,827

Beverages 0.62%

PepsiCo, Inc.	13		805,125

Biotechnology 1.82%

Amgen, Inc.*	9		454,325
BioMarin Pharmaceutical, Inc.*	12		301,560
Celgene Corp.*	15		862,950
Genzyme Corp.*	3		228,450
Human Genome Sciences, Inc.*	18		494,100

Total			2,341,385

Capital Markets 0.94%

Franklin Resources, Inc.	5		625,400
State Street Corp.	7		314,580
T. Rowe Price Group, Inc.	4		265,680

Total			1,205,660

Chemicals 2.38%

Celanese Corp. Series A	10		443,700
CF Industries Holdings, Inc.	2		273,580
Dow Chemical Co. (The)	15		566,250
LyondellBasell Industries NV Class A (Netherlands)*(c)	13		499,912
Monsanto Co.	8		541,950
Rockwood Holdings, Inc.*	15		738,300

Total			3,063,692

Commercial Banks 2.81%

Huntington Bancshares, Inc.	33		219,120
PNC Financial Services Group, Inc. (The)	5		314,950
Regions Financial Corp.	40		290,400

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO March 31, 2011

Investments	Shares (000)	Fair Value
Commercial Banks (continued)

SunTrust Banks, Inc.	11	$302,820
U.S. Bancorp	30	792,900
Wells Fargo & Co.	45	1,426,500
Zions Bancorporation	12	276,720

Total		3,623,410

Communications Equipment 1.04%

Aruba Networks, Inc.*	11	372,240
JDS Uniphase Corp.*	15	312,600
QUALCOMM, Inc.	12	657,960

Total		1,342,800

Computers & Peripherals 2.76%

Apple, Inc.*	5	1,568,025
Fortinet, Inc.*	7	286,000
Hewlett-Packard Co.	13	512,125
International Business Machines Corp.	5	815,350
QLogic Corp.*	20	371,000

Total		3,552,500

Consumer Finance 0.44%

Capital One Financial Corp.	11	571,560

Containers & Packaging 0.25%

Temple-Inland, Inc.	14	327,600

Distributors 0.42%

Genuine Parts Co.	10	536,400

Diversified Financial Services 2.11%

Bank of America Corp.	90	1,199,700
JPMorgan Chase & Co.	33	1,521,300

Total		2,721,000

Diversified Telecommunication Services 2.35%

AT&T, Inc.	42	1,285,200
CenturyLink, Inc.	14	581,700
Qwest Communications International, Inc.	40	273,200
Verizon Communications, Inc.	17	635,910
Windstream Corp.	20	257,400

Total		3,033,410

Electric: Utilities 0.42%

UniSource Energy Corp.	15	541,950

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO March 31, 2011

Investments	Shares (000)	Fair Value
Electrical Equipment 1.85%

A123 Systems, Inc.*	18	$114,300
AMETEK, Inc.	5	230,318
Cooper Industries plc	5	324,500
Emerson Electric Co.	18	1,051,740
Rockwell Automation, Inc.	7	662,550

Total		2,383,408

Energy Equipment & Services 0.51%

Cameron International Corp.*	5	285,500
Schlumberger Ltd.	4	373,040

Total		658,540

Food & Staples Retailing 1.52%

CVS Caremark Corp.	12	394,680
Ingles Markets, Inc. Class A	32	625,996
SUPERVALU, INC.	18	160,740
Wal-Mart Stores, Inc.	15	780,750

Total		1,962,166

Food Products 1.03%

H.J. Heinz Co.	10	488,200
Kellogg Co.	9	458,830
Kraft Foods, Inc. Class A	12	376,320

Total		1,323,350

Health Care Providers & Services 0.10%

HCA Holdings, Inc.*	4	135,480

Hotels, Restaurants & Leisure 1.35%

Marriott International, Inc. Class A	12	426,960
McDonald’s Corp.	12	875,035
Starwood Hotels & Resorts Worldwide, Inc.	8	435,900

Total		1,737,895

Household Products 0.53%

Procter & Gamble Co. (The)	11	677,600

Industrial Conglomerates 1.21%

3M Co.	7	654,500
General Electric Co.	30	601,500
Koninklijke Philips Electronics NV (Netherlands)*(c)	10	306,991

Total		1,562,991

Information Technology Services 0.88%

SAIC, Inc.*	40	676,800
SRA International, Inc. Class A*	16	453,760

Total		1,130,560

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO March 31, 2011

Investments	Shares (000)	Fair Value
Insurance 0.43%

MetLife, Inc.	13	$559,125

Internet Software & Services 0.34%

GSI Commerce, Inc.*	15	439,050

Machinery 4.03%

Actuant Corp. Class A	30	870,000
Caterpillar, Inc.	5	501,075
Danaher Corp.	15	778,500
Dover Corp.	4	230,090
Pall Corp.	13	720,125
Parker Hannifin Corp.	10	899,460
Snap-on, Inc.	20	1,201,200

Total		5,200,450

Media 1.81%

Belo Corp. Class A*	36	317,160
Charter Communications, Inc. Class A*(d)	3	167,585
Interpublic Group of Cos., Inc. (The)	45	565,650
Omnicom Group, Inc.	8	392,480
Time Warner, Inc.	10	357,000
Walt Disney Co. (The)	13	538,625

Total		2,338,500

Metals & Mining 0.22%

Freeport-McMoRan Copper & Gold, Inc.	3	166,650
Titanium Metals Corp.*	6	111,480

Total		278,130

Multi-Line Retail 1.17%

Kohl’s Corp.	12	636,480
Target Corp.	18	875,175

Total		1,511,655

Oil, Gas & Consumable Fuels 10.33%

Chevron Corp.	26	2,803,923
ConocoPhillips	29	2,276,010
Continental Resources, Inc.*	14	1,000,580
Devon Energy Corp.	6	550,620
El Paso Corp.	62	1,112,094
EOG Resources, Inc.	8	888,825
Exxon Mobil Corp.	30	2,523,900
Hess Corp.	9	775,411
Marathon Oil Corp.	15	799,650
Petroleo Brasileiro SA ADR	17	586,410

Total		13,317,423

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO March 31, 2011

Investments	Shares (000)	Fair Value
Pharmaceuticals 4.81%

Bristol-Myers Squibb Co.	27	$713,610
Johnson & Johnson	19	1,125,750
Merck & Co., Inc.	12	396,120
Mylan, Inc.*	86	1,949,235
Pfizer, Inc.	57	1,157,670
Salix Pharmaceuticals Ltd.*	5	175,150
Teva Pharmaceutical Industries Ltd. ADR	14	683,616

Total		6,201,151

Real Estate Investment Trusts 0.17%

Simon Property Group, Inc.	2	214,320

Road & Rail 1.01%

Kansas City Southern*	9	462,825
Union Pacific Corp.	9	835,805

Total		1,298,630

Semiconductors & Semiconductor Equipment 0.47%

Intel Corp.	21	423,570
PMC-Sierra, Inc.*	25	187,500

Total		611,070

Software 3.99%

Adobe Systems, Inc.*	17	563,720
Blackboard, Inc.*	7	235,560
Citrix Systems, Inc.*	4	257,110
Informatica Corp.*	15	783,450
Microsoft Corp.	57	1,445,520
Nuance Communications, Inc.*	24	459,660
Oracle Corp.	23	767,510
Sourcefire, Inc.*	14	385,140
Synchronoss Technologies, Inc.*	7	243,250

Total		5,140,920

Specialty Retail 0.33%

Best Buy Co., Inc.	5	129,240
Home Depot, Inc. (The)	8	296,480

Total		425,720

Total Common Stocks (cost $58,543,041)		74,715,101

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CONVERTIBLE BONDS 6.43%

Airlines 0.12%

United Continental Holdings, Inc.	4.50%	6/30/2021	$150	$152,070

Automobiles 0.42%

Ford Motor Co.	4.25%	11/15/2016	300	545,250

Beverages 0.32%

Molson Coors Brewing Co.	2.50%	7/30/2013	350	408,187

Biotechnology 1.20%

BioMarin Pharmaceutical, Inc.	2.50%	3/29/2013	200	320,500
Gilead Sciences, Inc.	0.625%	5/1/2013	700	856,625
Vertex Pharmaceuticals, Inc.	3.35%	10/1/2015	300	366,000

Total				1,543,125

Commercial Services & Supplies 0.11%

CRA International, Inc.	2.875%	6/15/2034	125	136,563

Computers & Peripherals 0.30%

EMC Corp.	1.75%	12/1/2013	225	384,750

Electrical Equipment 0.58%

Roper Industries, Inc.	Zero Coupon	1/15/2034	700	753,375

Electronic Equipment, Instruments & Components 0.28%

Itron, Inc.	2.50%	8/1/2026	350	361,813

Energy Equipment & Services 0.16%

SunPower Corp.	4.75%	4/15/2014	200	208,500

Health Care Providers & Services 0.44%

Five Star Quality Care, Inc.	3.75%	10/15/2026	575	572,125

Information Technology Services 0.40%

CACI International, Inc.	2.125%	5/1/2014	200	251,500
Symantec Corp.	0.75%	6/15/2011	250	260,000

Total				511,500

Metals & Mining 0.45%

Newmont Mining Corp.	1.25%	7/15/2014	350	463,312
Newmont Mining Corp.	3.00%	2/15/2012	90	110,700

Total				574,012

Pharmaceuticals 0.17%

Allergan, Inc.	1.50%	4/1/2026	200	224,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Professional Services 0.20%

FTI Consulting, Inc.	3.75%	7/15/2012	$200		$258,750

Real Estate Investment Trusts 0.20%

ERP Operating LP	3.85%	8/15/2026	250		255,950

Semiconductors & Semiconductor Equipment 0.74%

Intel Corp.	2.95%	12/15/2035	500		516,875
Xilinx, Inc.†	2.625%	6/15/2017	350		441,000

Total					957,875

Wireless Telecommunication Services 0.34%

SBA Communications Corp.	4.00%	10/1/2014	300		439,500

Total Convertible Bonds (cost $7,674,088)					8,287,845

			Shares (000)
CONVERTIBLE PREFERRED STOCKS 6.70%

Auto Components 0.33%

Autoliv, Inc. (Sweden)(c)	8.00%		4		399,060
Cooper-Standard Holdings, Inc. PIK(b)	7.00%		—	(a)	22,512

Total					421,572

Automobiles 0.24%

General Motors Co.	4.75%		7		313,300

Capital Markets 0.79%

AMG Capital Trust I	5.10%		17		851,063
Legg Mason, Inc.	7.00%		5		163,250

Total					1,014,313

Commercial Banks 0.96%

Fifth Third Bancorp	7.00%		5		666,000
Wells Fargo & Co.	7.50%		—	(a)	569,360

Total					1,235,360

Communications Equipment 0.08%

Lucent Technologies Capital Trust I	7.75%		—	(a)	97,775

Diversified Financial Services 0.98%

Bank of America Corp.	7.25%		—	(a)	505,495
Citigroup, Inc.	7.50%		6		759,000

Total					1,264,495

Electric: Utilities 0.44%

NextEra Energy, Inc.	8.375%		11		572,871

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO March 31, 2011

Investments	Interest Rate		Shares (000)	Fair Value
Food Products 1.19%

Archer Daniels Midland Co.	6.25%		20	$903,000
Bunge Ltd.	4.875%		6	628,500

Total				1,531,500

Insurance 0.92%

Hartford Financial Services Group, Inc. (The)	7.25%		10	260,800
MetLife, Inc.	5.00%		5	424,250
XL Group plc (Ireland)(c)	10.75%		15	504,600

Total				1,189,650

Oil, Gas & Consumable Fuels 0.77%

Apache Corp.	6.00%		14	992,040

Thrifts & Mortgage Finance 0.00%

Fannie Mae	8.75%		6	5,220

Total Convertible Preferred Stocks (cost $7,659,708)				8,638,096

		Maturity Date	Principal Amount (000)
FLOATING RATE LOANS(e) 0.57%

Diversified Financial Services 0.19%

Nuveen Investments, Inc. 2nd Lien Term Loan	12.50%	7/9/2015	$225	241,875

Software 0.38%

Nuance Communications, Inc. Incremental Term Loan	2.00%	3/29/2013	497	494,003

Total Floating Rate Loans (cost $690,487)				735,878

			Shares (000)
FOREIGN COMMON STOCKS(f) 4.29%

France 0.54%

Automobiles 0.23%
Renault SA*			5	295,609

Electrical Equipment 0.31%
Alstom SA			7	402,811

Total France				698,420

Germany 0.80%

Air Freight & Logistics 0.25%
Deutsche Post AG Registered Shares			18	323,905

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO March 31, 2011

Investments	Shares (000)	Fair Value
Germany (continued)

Household Products 0.24%
Henkel KGaA	6	$308,925

Software 0.31%
SAP AG	6	390,052

Total Germany		1,022,882

Japan 0.30%

Household Durables
Sony Corp.	12	384,323

Norway 0.44%

Commercial Banks
DnB NOR ASA	37	564,618

Singapore 0.20%

Airlines
Singapore Airlines Ltd.	24	260,468

Switzerland 0.93%

Chemicals 0.28%
Syngenta AG Registered Shares	1	357,485

Food Products 0.25%
Nestle SA Registered Shares	6	328,167

Pharmaceuticals 0.40%
Roche Holding Ltd. AG	4	515,087

Total Switzerland		1,200,739

United Kingdom 1.08%

Metals & Mining 0.60%
Anglo American plc	9	447,175
Vedanta Resources plc	9	332,484

Total		779,659

Wireless Telecommunication Services 0.48%
Vodafone Group plc	217	615,359

Total United Kingdom		1,395,018

Total Foreign Common Stocks (cost $4,806,666)		5,526,468

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
HIGH YIELD CORPORATE BONDS 22.79%

Aerospace & Defense 0.28%

GeoEye, Inc.	9.625%	10/1/2015	$300	$340,875
Huntington Ingalls Industries, Inc.†	7.125%	3/15/2021	25	26,188

Total				367,063

Air Freight & Logistics 0.53%

Park-Ohio Industries, Inc.†	8.125%	4/1/2021	300	300,000
Park-Ohio Industries, Inc.	8.375%	11/15/2014	375	386,407

Total				686,407

Airlines 0.26%

United Airlines, Inc.†	9.875%	8/1/2013	315	334,294

Auto Components 0.16%

Dana Holding Corp.	6.50%	2/15/2019	25	25,000
Dana Holding Corp.	6.75%	2/15/2021	100	100,500
Goodyear Tire & Rubber Co. (The)	10.50%	5/15/2016	75	84,375

Total				209,875

Automobiles 0.48%

TRW Automotive, Inc.†	8.875%	12/1/2017	550	618,750

Building Products 0.12%

New Enterprise Stone & Lime Co., Inc.†	11.00%	9/1/2018	150	152,625

Capital Markets 0.60%

Nuveen Investments, Inc.	10.50%	11/15/2015	400	413,000
Pinafore LLC/Pinafore, Inc.†	9.00%	10/1/2018	50	54,500
Raymond James Financial, Inc.	8.60%	8/15/2019	250	299,336

Total				766,836

Chemicals 0.73%

Chemtura Corp.†	7.875%	9/1/2018	300	318,000
Dow Chemical Co. (The)	8.55%	5/15/2019	118	149,386
INEOS Group Holdings plc (United Kingdom)†(c)	8.50%	2/15/2016	275	278,781
Lyondell Chemical Co.†	8.00%	11/1/2017	179	197,795

Total				943,962

Commercial Banks 0.31%

SVB Financial Group	5.375%	9/15/2020	125	123,179
Zions Bancorporation	7.75%	9/23/2014	250	271,711

Total				394,890

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO March 31, 2011

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Commercial Services & Supplies 0.89%

Bunge NA Finance LP	5.90%	4/1/2017		$175	$185,980
Clean Harbors, Inc.†	7.625%	8/15/2016		125	133,281
First Data Corp.†	8.25%	1/15/2021		224	224,560
First Data Corp.	9.875%	9/24/2015		51	52,530
First Data Corp.†	12.625%	1/15/2021		224	244,160
International Lease Finance Corp.	8.25%	12/15/2020		50	54,875
International Lease Finance Corp.†	9.00%	3/15/2017		225	253,687
Old AII, Inc.(g)	10.00%	12/15/2016		125	644

Total					1,149,717

Communications Equipment 1.12%

Avaya, Inc.†	7.00%	4/1/2019		250	245,000
Brocade Communications Systems, Inc.	6.625%	1/15/2018		600	638,250
Brocade Communications Systems, Inc.	6.875%	1/15/2020		150	162,750
CommScope, Inc.†	8.25%	1/15/2019		375	393,750

Total					1,439,750

Consumer Finance 0.18%

Springleaf Finance Corp.	6.90%	12/15/2017		250	229,688

Containers & Packaging 0.73%

Ardagh Packaging Finance plc (Ireland)†(c)	7.375%	10/15/2017		200	215,000
Ardagh Packaging Finance plc (Ireland)†(c)	9.125%	10/15/2020		200	217,500
Ball Corp.	7.375%	9/1/2019		150	163,125
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026		350	346,937

Total					942,562

Diversified Financial Services 1.08%

Capital One Capital VI	8.875%	5/15/2040		400	424,500
New York City Industrial Development Agency†	11.00%	3/1/2029		200	248,560
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018		250	271,250
RBS Global, Inc./Rexnord LLC	11.75%	8/1/2016		325	350,187
Wachovia Capital Trust III	5.57%#	—	(h)	100	92,125

Total					1,386,622

Diversified Telecommunication Services 1.15%

Intelsat Luxembourg SA (Luxembourg)(c)	11.25%	2/4/2017		450	493,875
SBA Telecommunications, Inc.	8.25%	8/15/2019		300	333,000
Windstream Corp.	7.00%	3/15/2019		650	658,125

Total					1,485,000

Electric: Utilities 0.20%

Ameren Illinois Co.	9.75%	11/15/2018		150	193,760
Texas Competitive Electric Holdings Co. LLC	10.25%	11/1/2015		100	59,000

Total					252,760

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy Equipment & Services 0.06%

Dresser-Rand Group, Inc.†	6.50%	5/1/2021	$75	$77,719

Food Products 0.19%

Blue Merger Sub, Inc.†	7.625%	2/15/2019	125	127,344
Corn Products International, Inc.	4.625%	11/1/2020	125	123,095

Total				250,439

Health Care Equipment & Supplies 0.59%

Bausch & Lomb, Inc.	9.875%	11/1/2015	500	538,750
Biomet, Inc.	10.00%	10/15/2017	200	220,250

Total				759,000

Health Care Providers & Services 0.69%

Community Health Systems, Inc.	8.875%	7/15/2015	250	264,375
STHI Holding Corp.†	8.00%	3/15/2018	100	104,000
United Surgical Partners International, Inc. PIK	9.25%	5/1/2017	250	265,625
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	250	257,187

Total				891,187

Hotels, Restaurants & Leisure 1.44%

Hyatt Hotels Corp.†	5.75%	8/15/2015	355	367,893
Marina District Finance Co., Inc.†	9.875%	8/15/2018	300	315,375
McDonald’s Corp.	5.00%	2/1/2019	350	382,361
River Rock Entertainment Authority (The)	9.75%	11/1/2011	20	16,900
Starwood Hotels & Resorts Worldwide, Inc.	7.875%	10/15/2014	200	229,600
Station Casinos, Inc.(g)	6.50%	2/1/2014	250	25
Wendy’s/Arby’s Restaurants LLC	10.00%	7/15/2016	250	276,250
Wyndham Worldwide Corp.	5.75%	2/1/2018	150	155,641
Wynn Las Vegas LLC/Capital Corp.	7.75%	8/15/2020	100	106,500

Total				1,850,545

Household Durables 0.30%

Armored AutoGroup, Inc.†	9.25%	11/1/2018	75	76,688
Lennar Corp.	12.25%	6/1/2017	250	311,250

Total				387,938

Independent Power Producers & Energy Traders 0.27%

AES Corp. (The)	8.00%	10/15/2017	325	351,000

Information Technology Services 0.81%

SunGard Data Systems, Inc.†	7.375%	11/15/2018	150	154,125
SunGard Data Systems, Inc.†	7.625%	11/15/2020	100	103,250
SunGard Data Systems, Inc.	10.25%	8/15/2015	750	789,375

Total				1,046,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance 0.20%

Liberty Mutual Group, Inc.†	10.75%	6/15/2058	$200	$262,000

Leisure Equipment & Products 0.49%

Expedia, Inc.	8.50%	7/1/2016	175	191,187
Speedway Motorsports, Inc.	8.75%	6/1/2016	400	440,500

Total				631,687

Machinery 0.22%
Oshkosh Corp.	8.50%	3/1/2020	250	281,563

Media 1.34%

Affinion Group, Inc.	11.50%	10/15/2015	475	503,500
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125%	4/30/2020	300	327,750
Gray Television, Inc.	10.50%	6/29/2015	150	160,312
Mediacom Broadband LLC	8.50%	10/15/2015	500	521,250
Mediacom Communications Corp.	9.125%	8/15/2019	100	107,500
WMG Acquisition Corp.	9.50%	6/15/2016	100	106,250

Total				1,726,562

Metals & Mining 0.50%

Cliffs Natural Resources, Inc.	5.90%	3/15/2020	350	373,914
FMG Resources (August 2006) Pty Ltd. (Australia)†(c)	6.875%	2/1/2018	125	130,938
Noranda Aluminum Acquisition Corp. PIK	5.193%#	5/15/2015	154	145,557

Total				650,409

Multi-Line Retail 0.27%

Macy’s Retail Holdings, Inc.	8.375%	7/15/2015	300	350,250

Multi-Utilities 0.56%

Black Hills Corp.	9.00%	5/15/2014	350	398,098
NiSource Finance Corp.	10.75%	3/15/2016	250	325,206

Total				723,304

Oil, Gas & Consumable Fuels 3.37%

Chaparral Energy, Inc.†	8.25%	9/1/2021	400	413,000
Concho Resources, Inc.	7.00%	1/15/2021	150	158,250
CONSOL Energy, Inc.	8.25%	4/1/2020	400	445,500
Continental Resources, Inc.	8.25%	10/1/2019	750	833,437
El Paso Corp.	7.00%	6/15/2017	500	562,100
El Paso Corp.	7.25%	6/1/2018	250	282,254
Energy XXI Gulf Coast, Inc.†	7.75%	6/15/2019	200	201,000
Forest Oil Corp.	7.25%	6/15/2019	200	210,000
Linn Energy LLC/Linn Energy Finance Corp.†	7.75%	2/1/2021	150	160,875
MEG Energy Corp. (Canada)†(c)	6.50%	3/15/2021	125	127,188
Oasis Petroleum, Inc.†	7.25%	2/1/2019	275	279,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil, Gas & Consumable Fuels (continued)

SandRidge Energy, Inc.†	7.50%	3/15/2021	$175	$181,781
SM Energy Co.†	6.625%	2/15/2019	200	205,750
Tennessee Gas Pipeline Co.	7.00%	10/15/2028	250	279,052

Total				4,339,312

Personal Products 0.16%

Elizabeth Arden, Inc.	7.375%	3/15/2021	200	209,750

Pharmaceuticals 0.25%

Mylan, Inc.†	7.625%	7/15/2017	50	54,062
Mylan, Inc.†	7.875%	7/15/2020	50	54,625
Valeant Pharmaceuticals International†	6.75%	8/15/2021	225	214,594

Total				323,281

Real Estate Investment Trusts (REITs) 0.40%

Host Hotels & Resorts LP	6.375%	3/15/2015	125	128,281
ProLogis	6.875%	3/15/2020	350	383,627

Total				511,908

Road & Rail 0.18%

Florida East Coast Railway Corp.†	8.125%	2/1/2017	225	235,969

Specialty Retail 0.49%

Brookstone Co., Inc.†	13.00%	10/15/2014	196	176,890
Limited Brands, Inc.	8.50%	6/15/2019	400	461,000

Total				637,890

Textiles, Apparel & Luxury Goods 0.24%

Polymer Group, Inc.†	7.75%	2/1/2019	300	310,875

Thrifts & Mortgage Finance 0.00%

Washington Mutual Bank(g)	6.875%	6/15/2011	275	1,031

Tobacco 0.10%

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	8.50%	5/15/2018	125	127,188

Transportation Infrastructure 0.11%

Asciano Finance Ltd. (Australia)†(c)	4.625%	9/23/2020	150	142,333

Wireless Telecommunication Services 0.74%

Clearwire Communications LLC/Clearwire Finance, Inc.†	12.00%	12/1/2017	250	267,812
Intelsat Jackson Holdings SA (Luxembourg)†(c)	7.50%	4/1/2021	200	201,500
Sprint Capital Corp.	6.90%	5/1/2019	350	363,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Wind Acquisition Finance SA (Italy)†(c)	11.75%	7/15/2017	$100		$115,500

Total					947,937

Total High Yield Corporate Bonds (cost $27,989,583)					29,388,628

			Shares (000)
PREFERRED STOCK 0.01%

Thrifts & Mortgage Finance

Fannie Mae* (cost $213,465)	Zero Coupon		9		14,450

	Exercise Price	Expiration Date
WARRANTS 0.02%

Auto Components 0.01%
Cooper-Standard Holdings, Inc.*	$27.33	11/27/2017	—	(a)	5,659
Cooper-Standard Holdings, Inc.*(b)	27.33	11/27/2017	—	(a)	4,557

Total					10,216

Media 0.01%

Charter Communications, Inc.*	46.86	11/30/2014	1		14,958

Total Warrants (cost $8,558)					25,174

Total Long-Term Investments (cost $107,585,596)					127,331,640

			Principal Amount (000)
SHORT-TERM INVESTMENT 0.34%

Repurchase Agreement

Repurchase Agreement dated 3/31/2011, 0.01% due 4/1/2011 with Fixed Income Clearing Corp. collateralized by $440,000 of Federal National Mortgage Assoc. at 2.00% due 1/9/2012; value: $447,700; proceeds: $434,305 (cost $434,305)			$434		434,305

Total Investments in Securities 99.10% (cost $108,019,901)					127,765,945

Foreign Cash and Assets in Excess of Liabilities(i) 0.90%					1,160,547

Net Assets 100.00%					$128,926,492

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - CAPITAL STRUCTURE PORTFOLIO March 31, 2011

ADR American Depositary Receipt.

PIK Payment-in-kind.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2011.
(a)	Amount is less than 1,000 shares.
(b)	Restricted securities of Cooper Standard Holdings, Inc. acquired through private placement during the period ended March 31, 2011 are as follows:

Investment Type	Acquisition Date	Acquired Shares	Cost on Acquisition Date	Fair value per share at March 31, 2011
Common Stock	May 24, 2010	3,209	$70,676	$44.50
Convertible Preferred Stock	May 24, 2010	110	11,000	201.00
Convertible Preferred Stock	July 19, 2010	2	200	201.00
Warrant	May 27, 2010	186	—	24.50

(c)	Foreign security traded in U.S. dollars.
(d)	Restricted security. The Fund acquired 3,410 shares in a private placement on June 11, 2009 for a cost of $63,938. The fair value price per share on March 31, 2011 is $50.63.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate in effect at March 31, 2011.
(f)	Investment in non-U.S. dollar denominated securities.
(g)	Defaulted security.
(h)	Security is perpetual in nature and has no stated maturity.
(i)	Foreign Cash and Other Assets in Excess of Liabilities include unrealized depreciation on open futures contracts, as follows:

Open Futures Contracts at March 31, 2011:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	June 2011	10	Short	$(1,190,313)	$(9,187)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND - CLASSIC STOCK PORTFOLIO March 31, 2011

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.08

Aerospace & Defense 3.01%

Boeing Co. (The)	309	$23
Goodrich Corp.	2,612	223
Honeywell International, Inc.	3,929	235
Precision Castparts Corp.	1,588	234
United Technologies Corp.	4,284	363

Total		1,078

Airlines 0.33%

AMR Corp.*	18,375	119

Automobiles 0.39%

General Motors Co.*	4,483	139

Beverages 2.11%

Coca-Cola Co. (The)	5,562	369
PepsiCo, Inc.	6,043	389

Total		758

Biotechnology 1.62%

Amgen, Inc.*	1,397	75
Celgene Corp.*	2,620	151
Gilead Sciences, Inc.*	1,818	77
Human Genome Sciences, Inc.*	8,912	245
Vertex Pharmaceuticals, Inc.*	658	32

Total		580

Capital Markets 4.42%

Bank of New York Mellon Corp. (The)	3,175	95
Franklin Resources, Inc.	471	59
Goldman Sachs Group, Inc. (The)	4,030	639
Morgan Stanley	11,577	316
State Street Corp.	4,020	181
T. Rowe Price Group, Inc.	4,446	295

Total		1,585

Chemicals 5.80%

Albemarle Corp.	3,041	182
Celanese Corp. Series A	4,788	212
CF Industries Holdings, Inc.	1,136	155
Dow Chemical Co. (The)	10,569	399
E.I. du Pont de Nemours & Co.	3,311	182
LyondellBasell Industries NV Class A (Netherlands)*(a)	3,377	134
Monsanto Co.	5,054	365
Mosaic Co. (The)	979	77
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	6,342	374

Total		2,080

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND - CLASSIC STOCK PORTFOLIO March 31, 2011

Investments	Shares	Fair Value (000)
Commercial Banks 4.76%

Fifth Third Bancorp	21,178	$294
PNC Financial Services Group, Inc. (The)	4,432	279
Regions Financial Corp.	25,008	182
SunTrust Banks, Inc.	5,623	162
U.S. Bancorp	9,947	263
Wells Fargo & Co.	16,589	526

Total		1,706

Communications Equipment 1.90%

Cisco Systems, Inc.	8,860	152
QUALCOMM, Inc.	9,662	530

Total		682

Computers & Peripherals 6.28%

Apple, Inc.*	3,862	1,346
Dell, Inc.*	21,044	305
EMC Corp.*	13,934	370
Hewlett-Packard Co.	5,612	230

Total		2,251

Consumer Finance 1.11%

Capital One Financial Corp.	7,637	397

Diversified Financial Services 4.82%

Bank of America Corp.	50,147	669
Citigroup, Inc.*	64,780	286
JPMorgan Chase & Co.	16,820	775

Total		1,730

Diversified Telecommunication Services 2.00%

AT&T, Inc.	10,732	328
CenturyLink, Inc.	6,281	261
Verizon Communications, Inc.	3,355	129

Total		718

Electric: Utilities 0.49%

NextEra Energy, Inc.	1,773	98
Progress Energy, Inc.	1,692	78

Total		176

Electrical Equipment 0.73%

Emerson Electric Co.	4,471	261

Electronic Equipment, Instruments & Components 0.78%

Corning, Inc.	8,421	174
Dolby Laboratories, Inc. Class A*	2,119	104

Total		278

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND - CLASSIC STOCK PORTFOLIO March 31, 2011

Investments	Shares	Fair Value (000)
Energy Equipment & Services 3.29%

Schlumberger Ltd.	10,839	$1,011
Weatherford International Ltd. (Switzerland)*(a)	7,438	168

Total		1,179

Food & Staples Retailing 0.81%

CVS Caremark Corp.	5,377	185
Wal-Mart Stores, Inc.	2,022	105

Total		290

Food Products 0.22%

Kellogg Co.	1,490	80

Health Care Equipment & Supplies 0.52%

Baxter International, Inc.	3,444	185

Health Care Providers & Services 2.55%

Express Scripts, Inc.*	7,756	431
HCA Holdings, Inc.*	3,054	104
Medco Health Solutions, Inc.*	3,507	197
WellPoint, Inc.	2,624	183

Total		915

Health Care Technology 0.04%

athenahealth, Inc.*	336	15

Hotels, Restaurants & Leisure 6.13%

Boyd Gaming Corp.*	5,532	52
Carnival Corp.	9,300	357
Darden Restaurants, Inc.	2,464	121
Gaylord Entertainment Co.*	4,882	169
Hyatt Hotels Corp. Class A*	3,969	171
Marriott International, Inc. Class A	11,555	411
MGM Resorts International*	23,346	307
Royal Caribbean Cruises Ltd.*	2,308	95
Starwood Hotels & Resorts Worldwide, Inc.	4,204	244
Wynn Resorts Ltd.	2,123	270

Total		2,197

Household Products 1.76%

Colgate-Palmolive Co.	2,351	190
Procter & Gamble Co. (The)	7,182	442

Total		632

Industrial Conglomerates 1.24%

General Electric Co.	22,256	446

Information Technology Services 0.28%

MasterCard, Inc. Class A	406	102

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND - CLASSIC STOCK PORTFOLIO March 31, 2011

Investments	Shares	Fair Value (000)
Insurance 1.44%

MetLife, Inc.	5,545	$248
Prudential Financial, Inc.	4,348	268

Total		516

Internet & Catalog Retail 0.11%

Amazon.com, Inc.*	225	41

Internet Software & Services 1.92%

Akamai Technologies, Inc.*	267	10
Google, Inc. Class A*	1,154	677

Total		687

Machinery 2.44%

Dover Corp.	3,313	218
Eaton Corp.	4,482	249
PACCAR, Inc.	4,915	257
Parker Hannifin Corp.	1,606	152

Total		876

Media 2.79%

DreamWorks Animation SKG, Inc. Class A*	1,904	53
Interpublic Group of Cos., Inc. (The)	29,701	373
Time Warner, Inc.	5,946	212
Walt Disney Co. (The)	8,408	362

Total		1,000

Metals & Mining 2.53%

Freeport-McMoRan Copper & Gold, Inc.	5,986	333
Newmont Mining Corp.	3,571	195
Reliance Steel & Aluminum Co.	2,100	121
United States Steel Corp.	4,823	260

Total		909

Multi-Line Retail 1.93%

J.C. Penney Co., Inc.	3,157	113
Kohl’s Corp.	1,392	74
Macy’s, Inc.	6,711	163
Target Corp.	6,868	343

Total		693

Multi-Utilities 0.59%

Dominion Resources, Inc.	2,505	112
PG&E Corp.	2,250	99

Total		211

Oil, Gas & Consumable Fuels 9.57%

Apache Corp.	2,234	292
BP plc ADR	1,124	50

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND - CLASSIC STOCK PORTFOLIO March 31, 2011

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels (continued)

Chevron Corp.	3,659	$393
Continental Resources, Inc.*	2,370	169
Devon Energy Corp.	2,088	192
EOG Resources, Inc.	1,757	208
Exxon Mobil Corp.	7,530	634
Hess Corp.	6,250	533
Marathon Oil Corp.	1,002	53
Occidental Petroleum Corp.	2,478	259
Petrohawk Energy Corp.*	2,355	58
Range Resources Corp.	1,097	64
Southwestern Energy Co.*	2,468	106
Suncor Energy, Inc. (Canada)(a)	9,438	423

Total		3,434

Pharmaceuticals 3.28%

Abbott Laboratories	1,963	96
Johnson & Johnson	6,901	409
Merck & Co., Inc.	4,535	150
Pfizer, Inc.	25,659	521

Total		1,176

Professional Services 1.26%

Monster Worldwide, Inc.*	28,362	451

Real Estate Investment Trusts 0.83%

Host Hotels & Resorts, Inc.	16,953	299

Road & Rail 2.40%

Hertz Global Holdings, Inc.*	16,846	263
Union Pacific Corp.	6,093	599

Total		862

Semiconductors & Semiconductor Equipment 2.26%

Broadcom Corp. Class A	3,389	134
Intel Corp.	12,163	245
Micron Technology, Inc.*	23,085	265
Texas Instruments, Inc.	4,813	166

Total		810

Software 4.07%

Activision Blizzard, Inc.	20,102	221
Adobe Systems, Inc.*	10,756	357
Microsoft Corp.	9,481	240
Oracle Corp.	8,879	296
VMware, Inc. Class A*	4,257	347

Total		1,461

Specialty Retail 2.01%

Best Buy Co., Inc.	1,775	51
Dick’s Sporting Goods, Inc.*	13,953	558

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND - CLASSIC STOCK PORTFOLIO March 31, 2011

Investments	Shares	Fair Value (000)
Home Depot, Inc. (The)	3,034	$112

Total		721

Tobacco 0.26%

Altria Group, Inc.	3,625	94

Total Common Stocks (cost $27,305,184)		34,820

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.92%

Repurchase Agreement

Repurchase Agreement dated 3/31/2011, 0.01% due 4/1/2011 with Fixed Income Clearing Corp. collateralized by $1,055,000 of Federal National Mortgage Assoc. at 2.00% due 1/9/2012; value: $1,073,463; proceeds: $1,048,691 (cost $1,048,691)	$1,049	1,049

Total Investments in Securities 100.00% (cost $28,353,875)		35,869

Other Assets In Excess of Liabilities 0.00%		—	(b)

Net Assets 100.00%		$35,869

ADR American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Amount is less than $1,000.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2011

Investments	Shares	Fair Value
COMMON STOCKS 101.75%

Aerospace & Defense 2.29%

BE Aerospace, Inc.*	31	$1,101
HEICO Corp.	45	2,813
Hexcel Corp.*	112	2,205

Total		6,119

Auto Components 0.70%

Westport Innovations, Inc. (Canada)*(a)	85	1,868

Biotechnology 5.41%

Amarin Corp. plc ADR*	219	1,599
BioMarin Pharmaceutical, Inc.*	28	703
Cepheid, Inc.*	138	3,867
Human Genome Sciences, Inc.*	75	2,059
Incyte Corp.*	47	745
InterMune, Inc.*	79	3,728
Onyx Pharmaceuticals, Inc.*	50	1,759

Total		14,460

Capital Markets 4.88%

Affiliated Managers Group, Inc.*	26	2,844
Financial Engines, Inc.*	226	6,229
Noah Holdings Ltd. ADR*	51	746
Stifel Financial Corp.*	45	3,230

Total		13,049

Chemicals 1.77%

Koppers Holdings, Inc.	45	1,921
Rockwood Holdings, Inc.*	57	2,806

Total		4,727

Commercial Banks 3.39%

Signature Bank*	66	3,723
SVB Financial Group*	53	3,017
Western Alliance Bancorp*	281	2,310

Total		9,050

Commercial Services & Supplies 1.28%

Clean Harbors, Inc.*	20	1,973
Corporate Executive Board Co. (The)	2	81
Higher One Holdings, Inc.*	94	1,358

Total		3,412

Communications Equipment 4.51%

Acme Packet, Inc.*	51	3,619
Aruba Networks, Inc.*	149	5,042
Ciena Corp.*	56	1,454
Riverbed Technology, Inc.*	51	1,920

Total		12,035

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2011

Investments	Shares	Fair Value
Computers & Peripherals 1.52%

Fortinet, Inc.*	92	$4,048

Consumer Finance 0.47%

Green Dot Corp. Class A*	29	1,244

Diversified Consumer Services 0.95%

K12, Inc.*	75	2,528

Diversified Financial Services 1.34%

Portfolio Recovery Associates, Inc.*	42	3,575

Electrical Equipment 1.08%

Polypore International, Inc.*	50	2,879

Electronic Equipment, Instruments & Components 5.31%

Cognex Corp.	64	1,808
FARO Technologies, Inc.*	90	3,600
Hollysys Automation Technologies Ltd. (China)*(a)	52	692
IPG Photonics Corp.*	86	4,961
Maxwell Technologies, Inc.*	145	2,504
NeoPhotonics Corp.*	56	633

Total		14,198

Energy Equipment & Services 3.21%

CARBO Ceramics, Inc.	37	5,222
ION Geophysical Corp.*	264	3,350

Total		8,572

Health Care Equipment & Supplies 7.33%

Align Technology, Inc.*	159	3,256
DexCom, Inc.*	182	2,825
Endologix, Inc.*	523	3,546
HeartWare International, Inc.*	16	1,368
Insulet Corp.*	135	2,784
Masimo Corp.	98	3,244
NxStage Medical, Inc.*	75	1,648
Palomar Medical Technologies, Inc.*	17	252
Volcano Corp.*	26	666

Total		19,589

Health Care Providers & Services 1.92%

Catalyst Health Solutions, Inc.*	61	3,412
Epocrates, Inc.*	87	1,722

Total		5,134

Health Care Technology 2.42%

athenahealth, Inc.*	74	3,340

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2011

Investments	Shares	Fair Value
Health Care Technology (continued)

SXC Health Solutions Corp.*	57	$3,123

Total		6,463

Hotels, Restaurants & Leisure 1.81%

BJ’s Restaurants, Inc.*	54	2,124
Chipotle Mexican Grill, Inc.*	10	2,724

Total		4,848

Household Durables 2.67%

iRobot Corp.*	94	3,092
Tempur-Pedic International, Inc.*	80	4,053

Total		7,145

Information Technology Services 2.41%

hiSoft Technology International Ltd. ADR*	56	1,049
ServiceSource International, Inc.*	13	158
VeriFone Systems, Inc.*	95	5,220

Total		6,427

Internet & Catalog Retail 0.98%

E-Commerce China Dangdang, Inc. ADR*	46	949
Shutterfly, Inc.*	32	1,675

Total		2,624

Internet Software & Services 6.28%

Ancestry.com, Inc.*	40	1,418
Constant Contact, Inc.*	107	3,734
Cornerstone OnDemand, Inc.*	15	273
IntraLinks Holdings, Inc.*	119	3,182
OpenTable, Inc.*	53	5,637
Rackspace Hosting, Inc.*	59	2,528

Total		16,772

Life Sciences Tools & Services 0.25%

Pacific Biosciences of California, Inc.*	47	660

Machinery 4.85%

Chart Industries, Inc.*	98	5,394
Middleby Corp. (The)*	25	2,331
RBC Bearings, Inc.*	66	2,523
Robbins & Myers, Inc.	50	2,300
Sauer-Danfoss, Inc.*	8	407

Total		12,955

Media 1.45%

IMAX Corp. (Canada)*(a)	121	3,870

Metals & Mining 0.99%

Materion Corp.*	65	2,652

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2011

Investments	Shares	Fair Value
Oil, Gas & Consumable Fuels 3.09%

Brigham Exploration Co.*	98	$3,644
Kodiak Oil & Gas Corp.*	271	1,816
Oasis Petroleum, Inc.*	88	2,782

Total		8,242

Pharmaceuticals 2.26%

Auxilium Pharmaceuticals, Inc.*	28	601
Impax Laboratories, Inc.*	112	2,851
Medicis Pharmaceutical Corp. Class A	81	2,595

Total		6,047

Professional Services 0.77%

Kforce, Inc.*	112	2,050

Real Estate Management & Development 0.71%

Altisource Portfolio Solutions SA (Luxembourg)*(a)	62	1,902

Road & Rail 1.35%

Genesee & Wyoming, Inc. Class A*	62	3,608

Semiconductors & Semiconductor Equipment 4.28%

Cavium Networks, Inc.*	53	2,381
Inphi Corp.*	90	1,891
NetLogic Microsystems, Inc.*	99	4,160
SemiLEDs Corp. (Taiwan)*(a)	17	268
Silicon Image, Inc.*	40	359
Trina Solar Ltd. ADR*	79	2,379

Total		11,438

Software 8.73%

Ariba, Inc.*	64	2,185
ChinaCache International Holdings Ltd. ADR*	37	675
Concur Technologies, Inc.*	40	2,218
NetSuite, Inc.*	68	1,977
SS&C Technologies Holdings, Inc.*	109	2,226
SuccessFactors, Inc.*	100	3,909
Synchronoss Technologies, Inc.*	164	5,699
TIBCO Software, Inc.*	128	3,488
VanceInfo Technologies, Inc. ADR*	22	691
Velti plc (Ireland)*(a)	21	264

Total		23,332

Specialty Retail 3.55%

Dick’s Sporting Goods, Inc.*	106	4,238

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2011

Investments	Shares	Fair Value
Specialty Retail (continued)

Lumber Liquidators Holdings, Inc.*	24	$600
Ulta Salon, Cosmetics & Fragrance, Inc.*	75	3,610
Zumiez, Inc.*	39	1,031

Total		9,479

Textiles, Apparel & Luxury Goods 5.54%

Deckers Outdoor Corp.*	32	2,757
Fossil, Inc.*	32	2,997
lululemon athletica, Inc. (Canada)*(a)	46	4,096
Steven Madden Ltd.*	46	2,159
Under Armour, Inc. Class A*	41	2,790

Total		14,799

Total Common Stocks 101.75% (cost $213,336)		271,800

Liabilities in Excess of Cash and Other Assets (1.75%)		(4,687)

Net Assets 100%		$267,113

ADR American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2011

Investments	Shares	Fair Value (000)
COMMON STOCKS 96.63%

Aerospace & Defense 2.56%

Rockwell Collins, Inc.	30,900	$2,003
United Technologies Corp.	30,734	2,602

Total		4,605

Airlines 0.79%

Southwest Airlines Co.	113,000	1,427

Automobiles 1.18%

Ford Motor Co.*	142,900	2,131

Beverages 1.09%

Coca-Cola Co. (The)	7,800	517
Diageo plc ADR	18,900	1,441

Total		1,958

Biotechnology 3.37%

Amgen, Inc.*	60,700	3,244
Celgene Corp.*	34,100	1,962
Human Genome Sciences, Inc.*	18,200	500
Onyx Pharmaceuticals, Inc.*	10,400	366

Total		6,072

Capital Markets 8.16%

Affiliated Managers Group, Inc.*	16,700	1,826
Charles Schwab Corp. (The)	44,500	802
Goldman Sachs Group, Inc. (The)	17,100	2,710
Invesco Ltd.	54,300	1,388
Lazard Ltd. Class A	71,300	2,965
LPL Investment Holdings, Inc.*	35,600	1,275
State Street Corp.	83,200	3,739

Total		14,705

Chemicals 1.99%

Air Products & Chemicals, Inc.	23,400	2,110
LyondellBasell Industries NV Class A (Netherlands)(a)	37,300	1,475

Total		3,585

Commercial Banks 7.01%

City National Corp.	27,000	1,540
Commerce Bancshares, Inc.	20,588	833
Cullen/Frost Bankers, Inc.	28,200	1,664
KeyCorp	107,500	955
PNC Financial Services Group, Inc. (The)	42,500	2,677
Signature Bank*	16,700	942
TCF Financial Corp.	96,169	1,525
Wells Fargo & Co.	79,000	2,504

Total		12,640

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2011

Investments	Shares	Fair Value (000)
Computers & Peripherals 0.24%

EMC Corp.*	16,031	$426

Diversified Financial Services 1.31%

Citigroup, Inc.*	182,500	807
JPMorgan Chase & Co.	33,800	1,558

Total		2,365

Electric: Utilities 1.10%

NextEra Energy, Inc.	35,900	1,979

Electronic Equipment, Instruments & Components 1.22%

Corning, Inc.	106,400	2,195

Energy Equipment & Services 3.36%

GulfMark Offshore, Inc. Class A*	10,600	472
Halliburton Co.	49,000	2,442
Superior Energy Services, Inc.*	20,800	853
Tidewater, Inc.	11,300	676
Weatherford International Ltd. (Switzerland)(a)	71,300	1,611

Total		6,054

Food & Staples Retailing 0.52%

CVS Caremark Corp.	27,400	940

Food Products 3.58%

Archer Daniels Midland Co.	91,100	3,281
Bunge Ltd.	43,800	3,168

Total		6,449

Health Care Equipment & Supplies 2.23%

Cooper Cos., Inc. (The)	8,500	590
Kinetic Concepts, Inc.*	35,900	1,954
St. Jude Medical, Inc.	1,800	92
Zimmer Holdings, Inc.*	22,700	1,374

Total		4,010

Health Care Providers & Services 6.03%

Express Scripts, Inc.*	38,600	2,147
HCA Holdings, Inc.*	31,400	1,063
Humana, Inc.*	34,205	2,392
McKesson Corp.	22,200	1,755
UnitedHealth Group, Inc.	77,700	3,512

Total		10,869

Hotels, Restaurants & Leisure 0.28%

Carnival Corp.	8,700	334
Marriott International, Inc. Class A	4,939	176

Total		510

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2011

Investments	Shares	Fair Value (000)
Household Durables 1.11%

Fortune Brands, Inc.	32,400	$2,005

Industrial Conglomerates 0.29%

3M Co.	5,600	524

Information Technology Services 4.21%

Accenture plc Class A (Ireland)(a)	32,779	1,802
Fiserv, Inc.*	9,700	608
MasterCard, Inc. Class A	7,896	1,988
VeriFone Systems, Inc.*	29,800	1,637
Western Union Co. (The)	74,562	1,549

Total		7,584

Insurance 3.41%

Aflac, Inc.	30,600	1,615
Berkshire Hathaway, Inc. Class B*	37,100	3,103
Marsh & McLennan Cos., Inc.	47,700	1,422

Total		6,140

Life Sciences Tools & Services 0.69%

Thermo Fisher Scientific, Inc.*	22,500	1,250

Machinery 7.02%

Dover Corp.	25,000	1,643
Eaton Corp.	32,940	1,826
EnPro Industries, Inc.*	5,600	203
Kennametal, Inc.	28,300	1,104
Pall Corp.	30,300	1,746
Parker Hannifin Corp.	16,313	1,545
Robbins & Myers, Inc.	12,800	589
Trinity Industries, Inc.	65,700	2,409
WABCO Holdings, Inc.*	25,600	1,578

Total		12,643

Media 6.36%

Interpublic Group of Cos., Inc. (The)	283,900	3,568
Omnicom Group, Inc.	93,257	4,575
Time Warner, Inc.	63,100	2,253
Walt Disney Co. (The)	24,900	1,073

Total		11,469

Metals & Mining 2.87%

Agnico-Eagle Mines Ltd. (Canada)(a)	12,400	823
Barrick Gold Corp. (Canada)(a)	47,272	2,454
Reliance Steel & Aluminum Co.	32,800	1,895

Total		5,172

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2011

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels 15.46%

Anadarko Petroleum Corp.	41,700	$3,416
Apache Corp.	8,500	1,113
Chevron Corp.	22,000	2,363
CONSOL Energy, Inc.	10,800	579
Devon Energy Corp.	20,800	1,909
El Paso Corp.	152,900	2,752
EQT Corp.	30,300	1,512
Exxon Mobil Corp.	105,510	8,877
Forest Oil Corp.*	4,900	185
Imperial Oil Ltd. (Canada)(a)	20,400	1,042
QEP Resources, Inc.	26,200	1,062
Range Resources Corp.	24,900	1,456
Southwestern Energy Co.*	36,800	1,581

Total		27,847

Pharmaceuticals 4.26%

Teva Pharmaceutical Industries Ltd. ADR	65,200	3,271
Warner Chilcott plc Class A (Ireland)(a)	102,200	2,379
Watson Pharmaceuticals, Inc.*	36,048	2,019

Total		7,669

Road & Rail 0.45%

Kansas City Southern*	15,000	817

Semiconductors & Semiconductor Equipment 1.92%

Intel Corp.	105,100	2,120
Texas Instruments, Inc.	38,800	1,341

Total		3,461

Software 2.10%

Adobe Systems, Inc.*	65,500	2,172
Intuit, Inc.*	17,700	940
Microsoft Corp.	26,200	664

Total		3,776

Specialty Retail 0.46%

Penske Automotive Group, Inc.*	41,200	825

Total Common Stocks (cost $141,388,909)		174,102

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2011

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 3.56%

Repurchase Agreement

Repurchase Agreement dated 3/31/2011, 0.01% due 4/1/2011 with Fixed Income Clearing Corp. collateralized by $6,440,000 of Federal National Mortgage Assoc. at 2.00% due 1/9/2012; value: $6,552,700; proceeds: $6,419,886 (cost $6,419,884)	$6,420	$6,420

Total Investments in Securities 100.19% (cost $147,808,793)		180,522

Liabilities in Excess of Other Assets (0.19%)		(353)

Net Assets 100.00%		$180,169

ADR American Depositary Receipt

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2011

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.45%

Aerospace & Defense 0.90%

Rockwell Collins, Inc.	65,800	$4,266
United Technologies Corp.	77,297	6,543
Total		10,809

Airlines 1.41%

AMR Corp.*	553,200	3,574
Delta Air Lines, Inc.*	840,217	8,234
Southwest Airlines Co.	400,900	5,063
Total		16,871

Automobiles 1.24%

Ford Motor Co.*	997,004	14,865

Beverages 1.01%

Coca-Cola Co. (The)	74,366	4,934
Diageo plc ADR	94,300	7,188
Total		12,122

Biotechnology 2.65%

Amgen, Inc.*	326,496	17,451
Celgene Corp.*	247,818	14,257
Total		31,708

Capital Markets 6.28%

Charles Schwab Corp. (The)	590,648	10,649
Goldman Sachs Group, Inc. (The)	167,772	26,587
Invesco Ltd.	373,969	9,559
Legg Mason, Inc.	117,000	4,222
State Street Corp.	540,200	24,277
Total		75,294

Chemicals 2.50%

Dow Chemical Co. (The)	355,200	13,409
LyondellBasell Industries NV Class A (Netherlands)*(a)	75,600	2,990
Mosaic Co. (The)	172,355	13,573
Total		29,972

Commercial Banks 7.04%

KeyCorp	985,252	8,749
M&T Bank Corp.	115,379	10,208
PNC Financial Services Group, Inc. (The)	285,369	17,975
SunTrust Banks, Inc.	279,296	8,055
Wells Fargo & Co.	1,242,801	39,397
Total		84,384

Communications Equipment 0.37%

QUALCOMM, Inc.	81,300	4,458

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2011

Investments	Shares	Fair Value (000)
Computers & Peripherals 0.79%

EMC Corp.*	358,100	$9,508

Construction & Engineering 0.50%

Fluor Corp.	81,700	6,018

Diversified Financial Services 5.43%

Bank of America Corp.	446,993	5,958
Citigroup, Inc.*	4,856,700	21,467
JPMorgan Chase & Co.	815,883	37,612
Total		65,037

Diversified Telecommunication Services 1.66%

AT&T, Inc.	195,747	5,990
Verizon Communications, Inc.	360,500	13,894
Total		19,884

Electric: Utilities 0.84%

NextEra Energy, Inc.	183,400	10,109

Electrical Equipment 0.89%

Emerson Electric Co.	181,800	10,623

Electronic Equipment, Instruments & Components 1.20%

Corning, Inc.	697,400	14,387

Energy Equipment & Services 3.56%

Halliburton Co.	292,003	14,553
Schlumberger Ltd.	301,292	28,098
Total		42,651

Food & Staples Retailing 0.44%

Kroger Co. (The)	219,811	5,269

Food Products 3.81%

Archer Daniels Midland Co.	622,800	22,427
Bunge Ltd.	320,100	23,153
Total		45,580

Health Care Equipment & Supplies 2.05%

Beckman Coulter, Inc.	23,400	1,944
Covidien plc (Ireland)(a)	108,371	5,629
St. Jude Medical, Inc.	182,500	9,355
Zimmer Holdings, Inc.*	125,900	7,621
Total		24,549

Health Care Providers & Services 7.03%

CIGNA Corp.	353,424	15,650
Express Scripts, Inc.*	282,400	15,704
HCA Holdings, Inc.*	222,543	7,537
Humana, Inc.*	100,584	7,035
McKesson Corp.	80,200	6,340

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2011

Investments	Shares	Fair Value (000)
Health Care Providers & Services (continued)

UnitedHealth Group, Inc.	706,126	$31,917

Total		84,183

Hotels, Restaurants & Leisure 1.30%

Carnival Corp.	120,074	4,606
Hyatt Hotels Corp. Class A*	160,860	6,923
Marriott International, Inc. Class A	114,818	4,085

Total		15,614

Household Products 0.74%

Colgate-Palmolive Co.	110,100	8,892

Information Technology Services 1.00%

MasterCard, Inc. Class A	47,400	11,931

Insurance 4.19%

Aflac, Inc.	90,380	4,770
Berkshire Hathaway, Inc. Class B*	276,826	23,151
Marsh & McLennan Cos., Inc.	356,800	10,636
MetLife, Inc.	259,724	11,617

Total		50,174

Internet & Catalog Retail 0.99%

HSN, Inc.*	369,000	11,819

Life Sciences Tools & Services 1.48%

Thermo Fisher Scientific, Inc.*	319,700	17,759

Machinery 3.25%

Caterpillar, Inc.	143,000	15,923
Dover Corp.	50,500	3,320
Eaton Corp.	355,760	19,723

Total		38,966

Media 5.85%

Comcast Corp. Class A	1,083,002	26,772
Omnicom Group, Inc.	136,638	6,703
Time Warner Cable, Inc.	128,051	9,135
Time Warner, Inc.	506,500	18,082
Walt Disney Co. (The)	219,200	9,445

Total		70,137

Metals & Mining 2.43%

Barrick Gold Corp. (Canada)(a)	271,900	14,114
Cliffs Natural Resources, Inc.	108,900	10,703
Freeport-McMoRan Copper & Gold, Inc.	77,800	4,322

Total		29,139

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2011

Investments	Shares	Fair Value (000)
Multi-Utilities 0.50%

PG&E Corp.	136,200	6,017

Oil, Gas & Consumable Fuels 15.67%

Anadarko Petroleum Corp.	301,900	$24,732
Apache Corp.	43,900	5,747
Chevron Corp.	405,525	43,566
CONSOL Energy, Inc.	73,100	3,920
Devon Energy Corp.	104,900	9,627
El Paso Corp.	695,770	12,524
Exxon Mobil Corp.	475,311	39,988
Hess Corp.	158,600	13,514
Imperial Oil Ltd. (Canada)(a)	148,300	7,574
Range Resources Corp.	126,527	7,397
Southwestern Energy Co.*	122,504	5,264
Suncor Energy, Inc. (Canada)(a)	211,521	9,485
Valero Energy Corp.	148,600	4,431

Total		187,769

Paper & Forest Products 1.49%

International Paper Co.	593,100	17,900

Pharmaceuticals 2.41%

Teva Pharmaceutical Industries Ltd. ADR	442,767	22,214
Watson Pharmaceuticals, Inc.*	117,900	6,604

Total		28,818

Road & Rail 1.79%

Hertz Global Holdings, Inc.*	1,370,363	21,419

Semiconductors & Semiconductor Equipment 1.59%

Intel Corp.	582,700	11,753
Texas Instruments, Inc.	210,657	7,280

Total		19,033

Software 2.17%

Adobe Systems, Inc.*	394,600	13,085
Oracle Corp.	385,100	12,851

Total		25,936

Total Common Stocks (cost $922,786,060)		1,179,604

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2011

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 1.96%

Repurchase Agreement

Repurchase Agreement dated 3/31/2011, 0.01% due 4/1/2011 with Fixed Income Clearing Corp. collateralized by $23,700,000 of U.S. Treasury Note at 1.00% due 4/30/2012; value: $23,964,574; proceeds: $23,491,921 (cost $23,491,915)	$23,492	$23,492

Total Investments in Securities 100.41% (cost $946,277,975)		1,203,096

Liabilities in Excess of Other Assets (0.41%)		(4,892)

Net Assets 100.00%		$1,198,204

ADR American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2011

Investments	Shares	Fair Value (000)
COMMON STOCKS 100.40%

Aerospace & Defense 0.63%

Spirit AeroSystems Holdings, Inc. Class A*	28,303	$727

Auto Components 1.20%

Gentex Corp.	28,142	851
Lear Corp.	10,968	536

Total		1,387

Automobiles 1.17%

Harley-Davidson, Inc.	31,840	1,353

Biotechnology 1.87%

Alexion Pharmaceuticals, Inc.*	14,944	1,475
Onyx Pharmaceuticals, Inc.*	19,368	681

Total		2,156

Capital Markets 5.47%

Affiliated Managers Group, Inc.*	8,466	926
Ameriprise Financial, Inc.	12,179	744
BlackRock, Inc.	3,968	798
Invesco Ltd.	31,670	809
Lazard Ltd. Class A	27,056	1,125
LPL Investment Holdings, Inc.*	17,186	615
T. Rowe Price Group, Inc.	19,585	1,301

Total		6,318

Chemicals 3.55%

Celanese Corp. Series A	21,299	945
CF Industries Holdings, Inc.	5,502	753
Eastman Chemical Co.	8,690	863
Huntsman Corp.	38,876	676
LyondellBasell Industries NV Class A (Netherlands)*(a)	21,947	868

Total		4,105

Commercial Services & Supplies 1.04%

Stericycle, Inc.*	13,561	1,203

Communications Equipment 2.78%

Acme Packet, Inc.*	7,027	499
Ciena Corp.*	33,641	873
F5 Networks, Inc.*	6,865	704
Finisar Corp.*	23,045	567
Juniper Networks, Inc.*	13,593	572

Total		3,215

Computers & Peripherals 2.15%

NetApp, Inc.*	32,595	1,570
Teradata Corp.*	17,995	912

Total		2,482

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2011

Investments	Shares	Fair Value (000)
Construction & Engineering 1.11%

Chicago Bridge & Iron Co. NV (Netherlands)(a)	31,398	$1,277

Diversified Consumer Services 0.57%

Weight Watchers International, Inc.	9,381	658

Diversified Financial Services 0.83%

Moody’s Corp.	28,101	953

Electrical Equipment 4.45%

AMETEK, Inc.	23,217	1,019
Cooper Industries plc	22,051	1,431
General Cable Corp.*	17,308	749
Rockwell Automation, Inc.	20,500	1,940

Total		5,139

Electronic Equipment, Instruments & Components 1.85%

Agilent Technologies, Inc.*	37,938	1,699
IPG Photonics Corp.*	7,629	440

Total		2,139

Energy Equipment & Services 2.78%

Atwood Oceanics, Inc.*	14,990	696
Cameron International Corp.*	18,593	1,062
CARBO Ceramics, Inc.	5,132	724
FMC Technologies, Inc.*	7,739	731

Total		3,213

Food & Staples Retailing 1.11%

Whole Foods Market, Inc.	19,472	1,283

Food Products 1.26%

Green Mountain Coffee Roasters, Inc.*	22,536	1,456

Health Care Equipment & Supplies 2.30%

DENTSPLY International, Inc.	14,855	550
Hospira, Inc.*	16,907	933
Intuitive Surgical, Inc.*	3,511	1,171

Total		2,654

Health Care Providers & Services 2.28%

AmerisourceBergen Corp.	24,194	957
Express Scripts, Inc.*	14,553	809
Humana, Inc.*	12,440	870

Total		2,636

Health Care Technology 1.43%

Allscripts Healthcare Solutions, Inc.*	35,258	740
SXC Health Solutions Corp.*	16,622	911

Total		1,651

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2011

Investments	Shares	Fair Value (000)
Hotels, Restaurants & Leisure 4.09%

Chipotle Mexican Grill, Inc.*	2,312	$630
Gaylord Entertainment Co.*	26,525	920
MGM Resorts International*	40,977	539
Royal Caribbean Cruises Ltd.*	12,537	517
Starwood Hotels & Resorts Worldwide, Inc.	14,559	846
Wynn Resorts Ltd.	10,044	1,278

Total		4,730

Information Technology Services 1.57%

VeriFone Systems, Inc.*	15,063	828
Western Union Co. (The)	47,347	983

Total		1,811

Insurance 1.68%

Marsh & McLennan Cos., Inc.	42,115	1,255
Principal Financial Group, Inc.	21,481	690

Total		1,945

Internet & Catalog Retail 1.39%

priceline.com, Inc.*	3,181	1,611

Internet Software & Services 1.34%

Akamai Technologies, Inc.*	22,851	868
Baidu, Inc. ADR*	4,898	675

Total		1,543

Leisure Equipment & Products 0.97%

Hasbro, Inc.	24,042	1,126

Life Sciences Tools & Services 0.54%

Illumina, Inc.*	8,947	627

Machinery 7.91%

Cummins, Inc.	13,836	1,517
Deere & Co.	7,897	765
Dover Corp.	18,679	1,228
Eaton Corp.	9,482	526
Flowserve Corp.	10,186	1,312
Ingersoll-Rand plc (Ireland)(a)	25,382	1,226
Joy Global, Inc.	8,931	882
Pall Corp.	11,385	656
Parker Hannifin Corp.	10,773	1,020

Total		9,132

Media 2.72%

Discovery Communications, Inc. Class A*	26,636	1,063
Interpublic Group of Cos., Inc. (The)	95,197	1,197

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2011

Investments	Shares	Fair Value (000)
Media (Continued)
Scripps Networks Interactive, Inc. Class A	17,642	$884

Total		3,144

Metals & Mining 2.32%

Cliffs Natural Resources, Inc.	15,389	1,512
Walter Energy, Inc.	8,602	1,165

Total		2,677

Multi-Line Retail 1.03%

Nordstrom, Inc.	26,632	1,195

Oil, Gas & Consumable Fuels 6.06%

Concho Resources, Inc.*	15,034	1,613
CONSOL Energy, Inc.	20,788	1,115
Continental Resources, Inc.*	14,366	1,027
Range Resources Corp.	19,720	1,153
Resolute Energy Corp.*	44,360	805
Whiting Petroleum Corp.*	17,504	1,286

Total		6,999

Paper & Forest Products 1.02%

International Paper Co.	38,965	1,176

Pharmaceuticals 0.86%

Watson Pharmaceuticals, Inc.*	17,637	988

Professional Services 1.26%

Monster Worldwide, Inc.*	52,419	833
Robert Half International, Inc.	20,423	625

Total		1,458

Real Estate Management & Development 1.48%

CB Richard Ellis Group, Inc. Class A*	64,165	1,713

Road & Rail 0.86%

Kansas City Southern*	18,234	993

Semiconductors & Semiconductor Equipment 7.80%

Altera Corp.	28,062	1,235
Analog Devices, Inc.	30,889	1,216
ARM Holdings plc ADR	23,641	666
Atmel Corp.*	60,476	824
Avago Technologies Ltd. (Singapore)(a)	24,489	762
Cypress Semiconductor Corp.*	37,471	726
Linear Technology Corp.	16,966	571
NetLogic Microsystems, Inc.*	22,423	942
NVIDIA Corp.*	54,589	1,008
Skyworks Solutions, Inc.*	32,690	1,060

Total		9,010

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2011

Investments	Shares	Fair Value (000)
Software 6.75%

ANSYS, Inc.*	12,164	$659
BMC Software, Inc.*	22,017	1,095
Citrix Systems, Inc.*	19,740	1,450
Nuance Communications, Inc.*	36,883	721
Red Hat, Inc.*	18,471	838
Rovi Corp.*	11,168	599
salesforce.com, Inc.*	9,544	1,275
SuccessFactors, Inc.*	12,738	498
Synchronoss Technologies, Inc.*	19,158	666

Total		7,801

Specialty Retail 6.67%

Abercrombie & Fitch Co. Class A	13,846	813
Dick’s Sporting Goods, Inc.*	26,347	1,053
Limited Brands, Inc.	30,716	1,010
O’Reilly Automotive, Inc.*	8,136	468
Ross Stores, Inc.	19,657	1,398
Tiffany & Co.	16,902	1,038
Tractor Supply Co.	21,114	1,264
Ulta Salon, Cosmetics & Fragrance, Inc.*	13,657	657

Total		7,701

Textiles, Apparel & Luxury Goods 2.25%

Coach, Inc.	22,668	1,180
lululemon athletica, Inc. (Canada)*(a)	9,021	803
Phillips-Van Heusen Corp.	9,439	614

Total		2,597

Total Investments in Common Stocks 100.40% (cost $90,701,371)		115,982

Liabilities in Excess of Other Assets (0.40%)		(458)

Net Assets 100.00%		$115,524

ADR American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 31, 2011

Investments	Shares	U.S. $ Fair Value
COMMON STOCKS 108.28%

Australia 0.39%

Road & Rail
QR National Ltd.*	935	$3,240

Belgium 1.48%

Beverages
Anheuser-Busch InBev NV	213	12,133

Brazil 2.92%

Commercial Banks 1.10%
Banco do Brasil SA	499	9,032

Household Durables 0.86%
PDG Realty SA Empreendimentose Participacoes	1,264	7,092

Water Utilities 0.96%
Companhia de Saneamento Basico do Estado de Sao Paulo ADR*	134	7,871

Total Brazil		23,995

Canada 3.85%

Metals & Mining 0.94%
First Quantum Minerals Ltd.	60	7,762

Oil, Gas & Consumable Fuels 2.91%
Bankers Petroleum Ltd.*	1,105	9,916
Canadian Oil Sands Ltd.	375	12,637
Questerre Energy Corp.*	1,055	1,342

		23,895

Total Canada		31,657

China 1.31%

Machinery
Changsha Zoomlion Heavy Industry Science & Technology Development Co., Ltd. H Shares*	4,200	10,766

Denmark 0.60%

Beverages
Carlsberg AS Class B	46	4,953

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 31, 2011

Investments	Shares	U.S. $ Fair Value
France 7.92%

Aerospace & Defense 1.50%
Safran SA	349	$12,335

Commercial Banks 2.10%
Credit Agricole SA	1,050	17,232

Construction & Engineering 1.37%
Vinci SA	181	11,311

Electrical Equipment 0.83%
Alstom SA	115	6,800

Insurance 1.13%
AXA SA	446	9,320

Multi-Line Retail 0.99%
PPR	53	8,123

Total France		65,121

Germany 9.72%

Air Freight & Logistics 1.37%
Deutsche Post AG Registered Shares	626	11,285

Automobiles 1.29%
Daimler AG Registered Shares*	150	10,618

Diversified Telecommunication Services 1.09%
Deutsche Telekom AG Registered Shares	580	8,935

Health Care Equipment & Supplies 1.29%
Fresenius KGaA	115	10,637

Household Products 1.32%
Henkel KGaA	207	10,815

Machinery 1.13%
GEA Group AG	281	9,255

Semiconductors & Semiconductor Equipment 0.47%
Dialog Semiconductor plc*	187	3,881

Software 1.76%
SAP AG	236	14,449

Total Germany		79,875

Greece 0.75%

Electric: Utilities
Public Power Corp. SA	353	6,143

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 31, 2011

Investments	Shares	U.S. $ Fair Value
Hong Kong 4.04%

Auto Components 1.02%
Minth Group Ltd.	5,000	$8,382

Chemicals 0.82%
Huabao International Holdings Ltd.	4,368	6,716

Real Estate Management & Development 1.62%
Hysan Development Co., Ltd.	1,400	5,759
Wharf Holdings Ltd. (The)	1,100	7,587

		13,346

Water Utilities 0.58%
Guangdong Investment Ltd.	9,480	4,790

Total Hong Kong		33,234

Indonesia 1.72%

Commercial Banks 0.60%
PT Bank Negara Indonesia (Persero) Tbk	10,894	4,973

Oil, Gas & Consumable Fuels 1.12%
PT Bumi Resources Tbk	23,890	9,191

Total Indonesia		14,164

Ireland 1.84%

Information Technology Services
Accenture plc Class A	275	15,117

Israel 1.97%

Chemicals 0.66%
Israel Chemicals Ltd.	330	5,433

Pharmaceuticals 1.31%
Teva Pharmaceutical Industries Ltd. ADR	215	10,787

Total Israel		16,220

Italy 3.54%

Commercial Banks 1.07%
Intesa Sanpaolo SpA	2,967	8,780

Diversified Telecommunication Services 0.90%
Telecom Italia SpA	4,782	7,353

Electric: Utilities 1.57%
Enel SpA	2,052	12,935

Total Italy		29,068

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 31, 2011

Investments	Shares	U.S. $ Fair Value
Japan 16.24%

Auto Components 1.43%
Bridgestone Corp.	561	$11,755

Automobiles 1.51%
Honda Motor Co., Ltd.	330	12,398

Chemicals 1.41%
Asahi Kasei Corp.	1,715	11,567

Commercial Banks 1.65%
Bank of Yokohama Ltd. (The)	2,855	13,558

Consumer Finance 0.84%
ORIX Corp.	74	6,930

Diversified Financial Services 1.26%
iShares MSCI Japan Index Fund ETF	1,003	10,341

Diversified Telecommunication Services 1.09%
Nippon Telegraph & Telephone Corp.	200	8,980

Electronic Equipment, Instruments & Components 1.03%
Nippon Electric Glass Co., Ltd.	600	8,497

Household Durables 1.09%
Sony Corp.	280	8,967

Machinery 0.91%
NSK Ltd.	865	7,456

Oil, Gas & Consumable Fuels 1.06%
JX Holdings, Inc.	1,300	8,752

Trading Companies & Distributors 2.96%
Mitsui & Co., Ltd.	640	11,472
Sumitomo Corp.	900	12,865

		24,337

Total Japan		133,538

Luxembourg 0.89%

Metals & Mining
ArcelorMittal	202	7,307

Netherlands 4.19%

Diversified Financial Services 1.82%
ING Groep NV CVA*	1,183	14,973

Food & Staples Retailing 0.81%
Koninklijke Ahold NV	499	6,696

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 31, 2011

Investments	Shares	U.S. $ Fair Value
Netherlands (continued)

Industrial Conglomerates 1.56%
Koninklijke Philips Electronics NV	400	$12,786

Total Netherlands		34,455

Norway 1.89%

Chemicals 0.74%
Yara International ASA	119	6,029

Commercial Banks 1.15%
DnB NOR ASA	618	9,482

Total Norway		15,511

Russia 1.18%

Oil, Gas & Consumable Fuels
Gazprom OAO ADR*	300	9,711

Singapore 2.81%

Airlines 0.66%
Singapore Airlines Ltd.	500	5,426

Commercial Banks 0.84%
DBS Group Holdings Ltd.	596	6,922

Industrial Conglomerates 1.31%
Keppel Corp., Ltd.	1,100	10,734

Total Singapore		23,082

South Korea 5.07%

Auto Components 2.14%
Hyundai Mobis	59	17,615

Commercial Banks 1.46%
Daegu Bank	730	11,979

Diversified Telecommunication Services 0.54%
KT Corp.	126	4,468

Semiconductors & Semiconductor Equipment 0.93%
Samsung Electronics Co., Ltd.	9	7,647

Total South Korea		41,709

Spain 1.53%

Transportation Infrastructure
Abertis Infraestructuras SA	577	12,536

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 31, 2011

Investments	Shares	U.S. $ Fair Value
Sweden 1.77%

Communications Equipment
Telefonaktiebolaget LM Ericsson ADR	1,130	$14,532

Switzerland 2.88%

Chemicals 1.10%
Syngenta AG Registered Shares	28	9,100

Food Products 1.06%
Nestle SA Registered Shares	152	8,713

Insurance 0.72%
Swiss Reinsurance Co., Ltd. Registered Shares	103	5,893

Total Switzerland		23,706

Taiwan 0.57%

Computers & Peripherals
Wistron Corp.	2,950	4,675

Thailand 1.24%

Commercial Banks
Bangkok Bank Public Co., Ltd.	1,770	10,154

Turkey 0.87%

Diversified Telecommunication Services
Turk Telekomunikasyon AS	1,427	7,172

United Kingdom 25.10%

Commercial Banks 4.07%
Barclays plc	2,621	11,670
HSBC Holdings plc ADR	421	21,808

		33,478

Food & Staples Retailing 1.08%
Tesco plc	1,451	8,868

Insurance 2.00%
Aviva plc	970	6,735
Prudential plc	854	9,679

		16,414

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 31, 2011

Investments	Shares	U.S. $ Fair Value
United Kingdom (continued)

Media 3.43%
Pearson plc	600	$10,597
Reed Elsevier plc	873	7,563
WPP plc	813	10,023

		28,183

Metals & Mining 4.33%
Anglo American plc	232	11,936
Vedanta Resources plc	323	12,327
Xstrata plc	487	11,383

		35,646

Multi-Utilities 1.04%
National Grid plc	900	8,576

Oil, Gas & Consumable Fuels 3.64%
BG Group plc	580	14,431
Tullow Oil plc	666	15,470

		29,901

Pharmaceuticals 1.30%
GlaxoSmithKline plc ADR	278	10,678

Tobacco 2.17%
British American Tobacco plc	181	7,265
Imperial Tobacco Group plc	342	10,572

		17,837

Wireless Telecommunication Services 2.04%
Vodafone Group plc	5,929	16,787

Total United Kingdom		206,368

Total Common Stocks (cost $835,961)		890,142

PREFERRED STOCK 0.51%

Brazil

Independent Power Producers & Energy Traders
Companhia Energetica de Sao Paulo B Shares (cost $3,775)	220	$4,191

Total Investments in Securities 108.79% (cost $839,736)		894,333

Liabilities in Excess of Cash, Foreign Cash and Other Assets (8.79)%		(72,281)

Net Assets 100%		$822,052

ADR American Depositary Receipt.

ETF Exchange Traded Fund.

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2011

Investments	Shares	U.S. $ Fair Value (000)
LONG-TERM INVESTMENTS 97.28%

COMMON STOCKS 95.97%

Australia 2.24%

Chemicals 1.24%
Incitec Pivot Ltd.	147,535	$661

Trading Companies & Distributors 1.00%
Emeco Holdings Ltd.	427,375	537

Total Australia		1,198

Austria 0.84%

Hotels, Restaurants & Leisure
bwin Interactive Entertainment AG	11,390	447

Brazil 1.43%

Insurance 1.03%
Brasil Insurance Participacoes e Administracao SA*	500	551

Real Estate Management & Development 0.40%
BR Properties SA	20,500	216

Total Brazil		767

Canada 3.48%

Metals & Mining 2.32%
Equinox Minerals Ltd.*	134,700	798
Quadra FNX Mining Ltd.*	31,745	442

		1,240

Oil, Gas & Consumable Fuels 1.16%
Bankers Petroleum Ltd.*	69,200	621

Total Canada		1,861

Egypt 0.49%

Automobiles 0.23%
Ghabbour Auto	26,937	122

Capital Markets 0.26%
EFG-Hermes Holding SAE	38,492	141

Total Egypt		263

Finland 1.95%

Leisure Equipment & Products 0.91%
Amer Sports OYJ A Shares	38,157	490

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2011

Investments	Shares	U.S. $ Fair Value (000)
Machinery 1.04%
Konecranes OYJ	11,992	$555

Total Finland		1,045

France 3.55%

Beverages 1.19%
Remy Cointreau SA	8,413	633

Computers & Peripherals 1.01%
Gemalto NV	10,996	541

Media 1.35%
Ipsos SA	14,774	724

Total France		1,898

Germany 8.99%

Aerospace & Defense 1.29%
MTU Aero Engines Holding AG	10,179	690

Chemicals 0.97%
Symrise GmbH & Co. AG	17,642	517

Electrical Equipment 0.52%
Tognum AG	7,674	276

Industrial Conglomerates 1.41%
Rheinmetall AG	9,100	754

Life Sciences Tools & Services 1.53%
Gerresheimer AG*	17,857	818

Machinery 0.59%
GEA Group AG	9,653	318

Semiconductors & Semiconductor Equipment 0.68%
Dialog Semiconductor plc*	17,554	364

Trading Companies & Distributors 1.01%
Kloeckner & Co. SE*	16,241	541

Transportation Infrastructure 0.99%
Hamburger Hafen und Logistik AG	11,445	533

Total Germany		4,811

Greece 0.98%

Specialty Retail
Jumbo SA	67,466	522

Hong Kong 4.46%

Auto Components 1.18%
Minth Group Ltd.	376,000	630

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2011

Investments	Shares	U.S. $ Fair Value (000)
Hong Kong (continued)

Communications Equipment 0.61%
VTech Holdings Ltd.	28,700	$326

Construction & Engineering 0.87%
China State Construction International Holdings Ltd.	512,000	467

Hotels, Restaurants & Leisure 0.90%
REXLot Holdings Ltd.	4,350,000	481

Specialty Retail 0.90%
Hengdeli Holdings Ltd.	484,000	255
Pou Sheng International Holdings Ltd.*	1,457,000	229

		484

Total Hong Kong		2,388

India 1.06%

Real Estate Management & Development
Housing Development & Infrastructure Ltd.*	143,221	568

Indonesia 1.02%

Commercial Banks
PT Bank Negara Indonesia (Persero) Tbk	1,192,669	544

Ireland 1.09%

Beverages 0.59%
C&C Group plc	69,990	316

Machinery 0.50%
Charter International plc	20,664	268

Total Ireland		584

Italy 6.51%

Beverages 0.51%
Davide Campari-Milano SpA	40,491	274

Capital Markets 0.76%
Azimut Holding SpA	36,405	407

Electric: Utilities 1.05%
Iren SpA	300,640	560

Electrical Equipment 0.75%
Prysmian SpA	18,703	401

Food Products 0.54%
Parmalat SpA	86,954	291

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2011

Investments	Shares	U.S. $ Fair Value (000)
Insurance 1.03%
Unipol Gruppo Finanziario SpA	766,575	$552

Internet & Catalog Retail 1.10%
Yoox SpA*	42,392	589

Textiles, Apparel & Luxury Goods 0.77%
Safilo Group SpA*	22,842	410

Total Italy		3,484

Japan 15.80%

Chemicals 0.67%
ZEON Corp.	39,000	360

Communications Equipment 0.46%
Hitachi Kokusai Electric, Inc.	31,000	245

Containers & Packaging 1.30%
FP Corp.	13,100	694

Diversified Consumer Services 0.87%
Benesse Holdings, Inc.	11,400	467

Electronic Equipment, Instruments & Components 1.22%
Nippon Electric Glass Co., Ltd.	46,000	651

Health Care Equipment & Supplies 1.02%
Hogy Medical Co., Ltd.	12,800	548

Household Durables 1.04%
Makita Corp.	11,900	554

Information Technology Services 0.49%
Obic Co., Ltd.	1,370	260

Internet & Catalog Retail 1.71%
DeNA Co., Ltd.	12,500	452
Start Today Co., Ltd.	30,000	464

		916

Internet Software & Services 1.27%
Gree, Inc.	40,600	681

Machinery 2.92%
Hitachi Construction Machinery Co., Ltd.	15,900	398
Nabtesco Corp.	30,500	767
Sumitomo Heavy Industries Ltd.	61,000	398

		1,563

Multi-Line Retail 0.92%
Don Quijote Co., Ltd.	15,500	490

Real Estate Investment Trusts 0.69%
United Urban Investment Corp.	292	369

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2011

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Specialty Retail 0.60%
Nitori Co., Ltd.	3,650	$321

Wireless Telecommunication Services 0.62%
Okinawa Cellular Telephone Co.	152	332

Total Japan		8,451

Mexico 0.70%

Beverages
Embotelladoras Arca SAB de CV	64,700	375

Netherlands 3.98%

Metals & Mining 1.17%
New World Resources NV A Shares	38,006	625

Professional Services 1.70%
Brunel International NV	19,312	909

Semiconductors & Semiconductor Equipment 1.11%
ASM International NV*	15,088	592

Total Netherlands		2,126

Norway 2.19%

Energy Equipment & Services 1.31%
Electromagnetic GeoServices ASA*	133,127	260
Ocean Rig UDW, Inc.*	21,081	439

		699

Oil, Gas & Consumable Fuels 0.88%
Aker Drilling ASA*	131,361	470

Total Norway		1,169

Philippines 4.65%

Commercial Banks 1.58%
Metropolitan Bank & Trust Co.	234,104	346
Philippine National Bank*	384,690	497

		843

Food & Staples Retailing 1.05%
Alliance Global Group, Inc.	2,047,300	562

Real Estate Management & Development 2.02%
Filinvest Land, Inc.	23,319,000	618
Megaworld Corp.	9,566,000	465

		1,083

Total Philippines		2,488

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2011

Investments	Shares	U.S. $ Fair Value (000)
South Korea 2.36%

Auto Components 1.20%
Mando Corp.	4,063	$643

Commercial Banks 1.16%
Daegu Bank Ltd.	37,870	621

Total South Korea		1,264

Spain 1.49%

Food Products
Ebro Foods SA	11,638	273
Viscofan SA	13,251	526

Total Spain		799

Sweden 2.00%

Commercial Services & Supplies 0.96%
Intrum Justitia AB	35,281	514

Food & Staples Retailing 1.04%
Axfood AB	14,852	553

Total Sweden		1,067

Switzerland 3.08%

Capital Markets 1.04%
EFG International AG	37,496	557

Hotels, Restaurants & Leisure 0.47%
Orascom Development Holding AG EDR*	117,940	253

Household Durables 1.07%
Forbo Holding AG Registered Shares*	760	571

Specialty Retail 0.50%
Dufry Group Registered Shares*	2,327	268

Total Switzerland		1,649

Taiwan 0.96%

Computers & Peripherals
Wistron Corp.	323,506	513

Thailand 0.86%

Real Estate Management & Development
Quality Houses pcl	6,184,500	462

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2011

Investments	Shares	U.S. $ Fair Value (000)
Turkey 0.89%

Food Products 0.50%
Ulker Biskuvi Sanayi AS	72,928	$266

Transportation Infrastructure 0.39%
TAV Havalimanlari Holding AS*	43,909	209

Total Turkey		475

United Kingdom 18.92%

Airlines 0.84%
easyJet plc*	82,305	450

Capital Markets 1.37%
Schroders plc	26,411	736

Chemicals 1.09%
Croda International plc	21,747	585

Commercial Services & Supplies 2.81%
Aggreko plc	21,073	533
Babcock International Group plc	29,670	295
Regus plc	365,521	674

		1,502

Consumer Finance 1.00%
Provident Financial plc	34,745	535

Electrical Equipment 0.08%
Ceres Power Holdings plc*	51,000	41

Electronic Equipment, Instruments & Components 0.68%
Premier Farnell plc	83,891	365

Hotels, Restaurants & Leisure 1.79%
Bwin.Party Digital Entertainment plc*	180,845	580
Sportingbet plc	474,526	375

		955

Insurance 1.19%
Amlin plc	60,371	370
Catlin Group Ltd.	46,160	267

		637

Internet Software & Services 0.55%
Telecity Group plc*	36,124	295

Media 1.15%
Aegis Group plc	268,269	615

Oil, Gas & Consumable Fuels 3.58%
Afren plc*	258,321	675
Dragon Oil plc*	62,940	604

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2011

Investments	Shares	U.S. $ Fair Value (000)
Premier Oil plc*	19,904	$637

		1,916

Professional Services 2.24%
Intertek Group plc	17,428	568
Michael Page International plc	76,617	632

		1,200

Specialty Retail 0.55%
Carphone Warehouse Group plc*	49,964	292

Total United Kingdom		10,124

Total Common Stocks (cost $44,333,845)		51,342

PREFERRED STOCKS 1.31%

Brazil

Electric: Utilities 0.85%
Companhia de Transmissao de Energia Eletrica Paulista	14,245	454

Machinery 0.46%
Marcopolo SA	58,694	246

Total Preferred Stocks (cost $523,461)		700

Total Long-Term Investments (cost $44,857,306)		52,042

	Principal Amount (000)

SHORT-TERM INVESTMENT 2.13%

Repurchase Agreement

Repurchase Agreement dated 3/31/2011, 0.01% due 4/1/2011 with Fixed Income Clearing Corp. collateralized by $1,140,000 of Federal National Mortgage Assoc. at 2.00% due 1/9/2012; value: $1,159,950; proceeds: $1,137,062 (cost $1,137,062)	$1,137	1,137

Total Investments in Securities 99.41% (cost $45,994,368)		53,179

Foreign Cash and Other Assets in Excess of Liabilities 0.59%		318

Net Assets 100.00%		$53,497

EDR Egyptian Depositary Receipt.

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - MID CAP VALUE PORTFOLIO March 31, 2011

Investments	Shares	Fair Value (000)
COMMON STOCKS 96.90%

Aerospace & Defense 1.15%

Rockwell Collins, Inc.	92,100	$5,971

Airlines 1.08%

Delta Air Lines, Inc.*	155,700	1,526
Southwest Airlines Co.	326,000	4,117

Total		5,643

Auto Components 0.70%

Gentex Corp.	40,300	1,219
Lear Corp.	49,600	2,424

Total		3,643

Capital Markets 4.68%

Affiliated Managers Group, Inc.*	49,100	5,370
Invesco Ltd.	206,500	5,278
Lazard Ltd. Class A	257,240	10,696
LPL Investment Holdings, Inc.*	83,025	2,973

Total		24,317

Chemicals 4.54%

Air Products & Chemicals, Inc.	40,700	3,670
Ashland, Inc.	90,800	5,245
Celanese Corp. Series A	32,288	1,433
Eastman Chemical Co.	45,800	4,549
Huntsman Corp.	159,100	2,765
LyondellBasell Industries NV Class A (Netherlands)*(a)	104,200	4,121
Olin Corp.	80,909	1,854

Total		23,637

Commercial Banks 9.42%

City National Corp.	126,471	7,215
Comerica, Inc.	143,200	5,258
Commerce Bancshares, Inc.	97,119	3,928
Cullen/Frost Bankers, Inc.	82,600	4,875
Hancock Holding Co.	115,893	3,806
KeyCorp	555,800	4,936
M&T Bank Corp.	54,300	4,804
Signature Bank*	87,103	4,913
TCF Financial Corp.	373,153	5,918
UMB Financial Corp.	46,700	1,744
Zions Bancorporation	68,653	1,583

Total		48,980

Commercial Services & Supplies 1.07%

Republic Services, Inc.	186,062	5,589

Computers & Peripherals 0.71%

Diebold, Inc.	103,600	3,674

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP VALUE PORTFOLIO March 31, 2011

Investments	Shares	Fair Value (000)
Construction & Engineering 0.72%

Jacobs Engineering Group, Inc.*	73,100	$3,760

Containers & Packaging 2.21%

Ball Corp.	57,600	2,065
Greif, Inc. Class A	83,700	5,475
Temple-Inland, Inc.	168,500	3,943

Total		11,483

Diversified Financial Services 0.57%

CIT Group, Inc.*	69,737	2,967

Diversified Telecommunication Services 0.96%

CenturyLink, Inc.	120,319	4,999

Electric: Utilities 1.04%

Northeast Utilities	76,863	2,659
PPL Corp.	109,400	2,768

Total		5,427

Electrical Equipment 1.33%

AMETEK, Inc.	60,650	2,661
General Cable Corp.*	97,900	4,239

Total		6,900

Electronic Equipment, Instruments & Components 0.87%

FLIR Systems, Inc.	22,993	796
TE Connectivity Ltd. (Switzerland)(a)	107,500	3,743

Total		4,539

Energy Equipment & Services 4.92%

GulfMark Offshore, Inc. Class A*	27,099	1,206
Halliburton Co.	104,160	5,191
Helmerich & Payne, Inc.	37,500	2,576
Pride International, Inc.*	73,600	3,161
Superior Energy Services, Inc.*	106,400	4,362
Tidewater, Inc.	43,550	2,606
Weatherford International Ltd. (Switzerland)*(a)	285,900	6,461

Total		25,563

Food Products 1.99%

Bunge Ltd.	142,734	10,324

Gas Utilities 0.37%

Questar Corp.	109,700	1,914

Health Care Equipment & Supplies 3.76%

Beckman Coulter, Inc.	24,000	1,994
Cooper Cos., Inc. (The)	33,900	2,354
Kinetic Concepts, Inc.*	129,500	7,047

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP VALUE PORTFOLIO March 31, 2011

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies (continued)

St. Jude Medical, Inc.*	68,700	$3,522
Zimmer Holdings, Inc.*	76,400	4,624

Total		19,541

Health Care Providers & Services 4.56%

AmerisourceBergen Corp.	43,100	1,705
Coventry Health Care, Inc.*	104,400	3,329
HCA Holdings, Inc.*	65,800	2,229
HealthSouth Corp.*	136,235	3,403
Humana, Inc.*	51,400	3,595
McKesson Corp.	66,600	5,265
Patterson Cos., Inc.	56,500	1,819
Universal Health Services, Inc. Class B	47,938	2,369

Total		23,714

Hotels, Restaurants & Leisure 0.18%

Marriott International, Inc. Class A	26,537	944

Household Durables 1.90%

Fortune Brands, Inc.	90,100	5,576
Tupperware Brands Corp.	72,309	4,318

Total		9,894

Industrial Conglomerates 0.59%

Tyco International Ltd. (Switzerland)(a)	68,250	3,056

Information Technology Services 3.59%

Fiserv, Inc.*	149,900	9,402
VeriFone Systems, Inc.*	57,690	3,170
Western Union Co. (The)	294,600	6,119

Total		18,691

Insurance 3.45%

ACE Ltd. (Switzerland)(a)	46,519	3,010
Aon Corp.	115,200	6,101
Markel Corp.*	4,503	1,866
PartnerRe Ltd.	87,790	6,956

Total		17,933

Machinery 9.10%

Dover Corp.	83,672	5,501
Eaton Corp.	105,084	5,826
Ingersoll-Rand plc (Ireland)(a)	120,000	5,797
Kennametal, Inc.	104,225	4,065
Oshkosh Corp.*	106,050	3,752
Pall Corp.	87,311	5,030
Parker Hannifin Corp.	46,400	4,393
Trinity Industries, Inc.	217,887	7,990

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP VALUE PORTFOLIO March 31, 2011

Investments	Shares	Fair Value (000)
Machinery (continued)
WABCO Holdings, Inc.*	80,836	$4,983

Total		47,337

Media 6.44%

Interpublic Group of Cos., Inc. (The)	1,297,780	16,313
Meredith Corp.	133,000	4,511
Omnicom Group, Inc.	257,900	12,653

Total		33,477

Metals & Mining 3.85%

Agnico-Eagle Mines Ltd. (Canada)(a)	54,256	3,600
IAMGOLD Corp. (Canada)(a)	265,200	5,840
Reliance Steel & Aluminum Co.	120,006	6,934
Royal Gold, Inc.	32,100	1,682
Worthington Industries, Inc.	92,800	1,941

Total		19,997

Multi-Line Retail 0.80%

Macy’s, Inc.	172,200	4,178

Multi-Utilities 0.95%

CMS Energy Corp.	250,503	4,920

Oil, Gas & Consumable Fuels 7.61%

Cabot Oil & Gas Corp.	50,800	2,691
El Paso Corp.	591,036	10,639
EQT Corp.	180,859	9,025
Forest Oil Corp.*	8,559	324
Murphy Oil Corp.	43,700	3,208
QEP Resources, Inc.	196,600	7,970
Range Resources Corp.	98,200	5,741

Total		39,598

Pharmaceuticals 4.18%

Mylan, Inc.*	461,111	10,453
Par Pharmaceutical Cos., Inc.*	63,900	1,986
Warner Chilcott plc Class A (Ireland)(a)	232,100	5,403
Watson Pharmaceuticals, Inc.*	69,300	3,882

Total		21,724

Real Estate Investment Trusts 0.60%

Alexandria Real Estate Equities, Inc.	40,000	3,119

Road & Rail 0.64%

Kansas City Southern*	60,776	3,309

Semiconductors & Semiconductor Equipment 1.35%

Analog Devices, Inc.	42,600	1,678

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - MID CAP VALUE PORTFOLIO March 31, 2011

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment (continued)

Micron Technology, Inc.*	466,100	$5,342

Total		7,020

Software 1.83%

Adobe Systems, Inc.*	169,270	5,613
Intuit, Inc.*	74,000	3,929

Total		9,542

Specialty Retail 2.83%

Guess?, Inc.	92,200	3,628
PetSmart, Inc.	100,900	4,132
Pier 1 Imports, Inc.*	683,945	6,942

Total		14,702

Textiles, Apparel & Luxury Goods 0.36%

VF Corp.	18,982	1,870

Total Common Stocks (cost $380,115,687)		503,896

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.45%

Repurchase Agreement

Repurchase Agreement dated 3/31/2011, 0.01% due 4/1/2011 with Fixed Income Clearing Corp. collateralized by $510,000 of Federal National Mortgage Assoc. at 2.00% due 1/9/2012 and $12,355,000 of U.S. Treasury Note at 1.00% due 4/30/2012; value: $13,011,850; proceeds: $12,753,012 (cost $12,753,009)	$12,753	12,753

Total Investments in Securities 99.35% (cost $392,868,696)		516,649

Other Assets in Excess of Liabilities 0.65%		3,400

Net Assets 100.00%		$520,049

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 106.41%

ASSET-BACKED SECURITIES 5.20%

Automobiles 3.60%

AmeriCredit Automobile Receivables Trust 2010-2 A2	1.22%	10/8/2013	$13		$12,764
Bank of America Auto Trust 2010-2 A2	0.91%	10/15/2012	13		12,814
BMW Vehicle Lease Trust 2009-1 A3	2.91%	3/15/2012	2		1,976
BMW Vehicle Lease Trust 2010-1 A2	0.58%	9/17/2012	5		4,999
Capital Auto Receivables Asset Trust 2008-1 A3B	1.255%#	8/15/2012	2		1,695
Capital One Prime Auto Receivables Trust 2007-1 A4	0.275%#	12/15/2012	7		7,172
CarMax Auto Owner Trust 2010-3 A2	0.75%	9/16/2013	10		10,009
CarMax Auto Owner Trust 2011-1 A2	0.72%	11/15/2013	10		10,002
Chrysler Financial Auto Securitization Trust 2009-B A2	1.15%	11/8/2011	11		11,168
Chrysler Financial Auto Securitization Trust 2010-A A2	0.69%	1/8/2013	15		15,007
Ford Credit Auto Owner Trust 2008-A A3B	1.055%#	4/15/2012	5		5,153
Ford Credit Auto Owner Trust 2009-E A2	0.80%	3/15/2012	4		4,218
Honda Auto Receivables Owner Trust 2010-1 A2	0.62%	2/21/2012	3		3,199
Hyundai Auto Receivables Trust 2009-A A2	1.11%	2/15/2012	1		1,301
Hyundai Auto Receivables Trust 2010-A A2	0.86%	11/15/2012	4		3,515
Nissan Auto Lease Trust 2010-A A2	1.10%	3/15/2013	3		3,123
Santander Drive Auto Receivables Trust 2010-2 A2	0.95%	8/15/2013	5		4,777
Santander Drive Auto Receivables Trust 2010-3 A2	0.93%	6/17/2013	5		5,006
Volkswagen Auto Loan Enhanced Trust 2010-1 A2	0.66%	5/21/2012	7		7,051
World Omni Auto Receivables Trust 2007-A A4	0.255%#	11/15/2012	2		2,410

Total					127,359

Credit Cards 1.41%

Bank of America Credit Card Trust 2006-A15	0.255%#	4/15/2014	15		14,987
Bank of America Credit Card Trust 2008-A5	1.455%#	12/16/2013	15		15,046
Capital One Multi-Asset Execution Trust 2004-A5	0.405%#	3/17/2014	10		10,001
Capital One Multi-Asset Execution Trust 2005-A1	0.325%#	1/15/2015	5		4,994
MBNA Credit Card Master Note Trust 2006-C3	0.545%#	10/15/2013	5		4,998

Total					50,026

Other 0.19%

SLM Student Loan Trust 2006-3 A3	0.343%#	4/25/2017	—	(a)	129
SLM Student Loan Trust 2008-8 A1	0.803%#	10/27/2014	7		6,739

Total					6,868

Total Asset-Backed Securities (cost $184,057)					184,253

CORPORATE BONDS 40.28%

Aerospace/Defense 0.03%

Embraer Overseas Ltd. (Brazil)(b)	6.375%	1/15/2020	1		1,080

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Air Transportation 0.60%

Continental Airlines, Inc.	6.545%	2/2/2019	$—	(a)	$963
Qantas Airways Ltd. (Australia)†(b)	6.05%	4/15/2016	10		10,662
Southwest Airlines Co.†	10.50%	12/15/2011	9		9,528

Total					21,153

Apparel 0.22%

Phillips-Van Heusen Corp.	7.75%	11/15/2023	7		7,697

Auto Parts: Original Equipment 0.28%

BorgWarner, Inc.	8.00%	10/1/2019	4		4,793
Dana Holding Corp.	6.75%	2/15/2021	2		2,010
ITC Holdings Corp.†	5.50%	1/15/2020	3		3,164

Total					9,967

Automotive 0.27%

Cooper-Standard Automotive, Inc.	8.50%	5/1/2018	3		3,240
Ford Motor Co.	7.45%	7/16/2031	4		4,350
Tenneco, Inc.	6.875%	12/15/2020	2		2,080

Total					9,670

Banks: Diversified 1.38%

Bank of America Corp.	5.625%	7/1/2020	5		5,143
Bank of America Corp.	7.375%	5/15/2014	5		5,651
Bank of America Corp.	7.625%	6/1/2019	5		5,800
CIT Group, Inc.	7.00%	5/1/2017	7		7,026
Citigroup, Inc.	8.50%	5/22/2019	2		2,472
Credit Suisse AG (Switzerland)(b)	5.40%	1/14/2020	2		2,023
Goldman Sachs Group, Inc. (The)	5.375%	3/15/2020	4		4,069
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	4		4,087
Goldman Sachs Group, Inc. (The)	6.25%	2/1/2041	5		4,996
Morgan Stanley	7.25%	4/1/2032	2		2,345
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019	5		5,244

Total					48,856

Banks: Money Center 0.45%

SVB Financial Group	5.375%	9/15/2020	16		15,767

Beverages 0.49%

Bacardi Ltd.†	7.45%	4/1/2014	15		17,273

Biotechnology Research & Production 0.13%

Amgen, Inc.	5.70%	2/1/2019	4		4,478

Broadcasting 0.30%

Citadel Broadcasting Corp.†	7.75%	12/15/2018	5		5,444

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Broadcasting (continued)

Cox Communications, Inc.	4.625%	6/1/2013	$5	$5,310

Total				10,754

Brokers 0.14%

Raymond James Financial, Inc.	8.60%	8/15/2019	4	4,789

Building Materials 0.27%

Building Materials Corp. of America†	7.00%	2/15/2020	2	2,085
Holcim US Finance SARL & Cie SCS (Luxembourg)†(b)	6.00%	12/30/2019	5	5,249
Owens Corning, Inc.	9.00%	6/15/2019	2	2,367

Total				9,701

Business Services 0.40%

Great Lakes Dredge & Dock Corp.†	7.375%	2/1/2019	6	6,105
Hillenbrand, Inc.	5.50%	7/15/2020	3	2,979
StoneMor Operating LLC/Cornerstone Family Services/Osiris Holdings	10.25%	12/1/2017	2	2,065
Verisk Analytics, Inc.	5.80%	5/1/2021	3	3,019

Total				14,168

Cable Services 0.17%

CCH II LLC/CCH II Capital Corp.	13.50%	11/30/2016	5	6,012

Capital Goods 0.57%

Republic Services, Inc.	6.75%	8/15/2011	20	20,367

Chemicals 2.96%

Airgas, Inc.	7.125%	10/1/2018	8	8,680
Ashland, Inc.	9.125%	6/1/2017	6	6,915
Basell Finance Co. BV (Netherlands)†(b)	8.10%	3/15/2027	3	3,375
Dow Chemical Co. (The)	9.40%	5/15/2039	2	2,979
Georgia Gulf Corp.	9.50%	10/15/2014	3	3,143
Incitec Pivot Finance LLC†	6.00%	12/10/2019	5	5,248
Methanex Corp. (Canada)(b)	6.00%	8/15/2015	7	7,022
Methanex Corp. (Canada)(b)	8.75%	8/15/2012	3	3,247
Mosaic Co. (The)†	7.625%	12/1/2016	30	32,405
Nova Chemicals Corp. (Canada)(b)	3.568%#	11/15/2013	1	1,003
Westlake Chemical Corp.	6.625%	1/15/2016	14	14,490
Yara International ASA (Norway)†(b)	5.25%	12/15/2014	15	16,316

Total				104,823

Coal 0.18%

Drummond Co., Inc.	7.375%	2/15/2016	4	4,140
Drummond Co., Inc.†	9.00%	10/15/2014	2	2,130

Total				6,270

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Communications Services 0.06%

Avaya, Inc.†	7.00%	4/1/2019	$2	$1,960

Communications Technology 0.15%

Motorola Solutions, Inc.	6.00%	11/15/2017	5	5,480

Computer Hardware 0.22%

Maxim Integrated Products, Inc.	3.45%	6/14/2013	2	2,071
Seagate Technology International†	10.00%	5/1/2014	5	5,850

Total				7,921

Computer Software 0.78%

BMC Software, Inc.	7.25%	6/1/2018	15	17,090
Intuit, Inc.	5.75%	3/15/2017	2	2,193
SunGard Data Systems, Inc.	10.25%	8/15/2015	8	8,420

Total				27,703

Consumer Products 0.30%

American Greetings Corp.	7.375%	6/1/2016	6	6,233
Scotts Miracle-Gro Co. (The)	7.25%	1/15/2018	4	4,270

Total				10,503

Containers 0.65%

Crown Cork & Seal Co., Inc.	7.50%	12/15/2096	5	4,156
Pactiv Corp.	7.95%	12/15/2025	9	8,235
Rock-Tenn Co.	5.625%	3/15/2013	6	6,225
Rock-Tenn Co.	9.25%	3/15/2016	4	4,420

Total				23,036

Diversified 0.39%

BHP Billiton Finance USA Ltd. (Australia)(b)	6.50%	4/1/2019	7	8,278
Kansas City Southern Railway	8.00%	6/1/2015	5	5,450

Total				13,728

Drugs 0.27%

Giant Funding Corp.†	8.25%	2/1/2018	2	2,063
Pfizer, Inc.	7.20%	3/15/2039	2	2,484
Valeant Pharmaceuticals International†	6.50%	7/15/2016	5	4,963

Total				9,510

Electric: Power 2.17%

Black Hills Corp.	9.00%	5/15/2014	3	3,412
Bruce Mansfield Unit	6.85%	6/1/2034	2	2,064
Connecticut Light & Power Co. (The)	6.35%	6/1/2036	2	2,232
Coso Geothermal Power Holdings LLC†	7.00%	7/15/2026	6	5,052
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	5	5,096
Elm Road Generating Station Supercritical LLC†	6.09%	2/11/2040	2	2,077

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

KCP&L Greater Missouri Operations Co.	11.875%	7/1/2012	$3	$3,347
Nevada Power Co.	8.25%	6/1/2011	15	15,178
NiSource Finance Corp.	10.75%	3/15/2016	3	3,902
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.†	10.875%	6/1/2016	2	2,250
Old Dominion Electric Cooperative	6.25%	6/1/2011	5	5,043
PNM Resources, Inc.	9.25%	5/15/2015	6	6,810
Tampa Electric Co.	6.55%	5/15/2036	2	2,256
Texas-New Mexico Power Co.†	9.50%	4/1/2019	12	15,249
Wisconsin Electric Power Co.	5.625%	5/15/2033	3	3,089

Total				77,057

Electrical Equipment 0.16%

Public Service Co. of New Mexico	7.95%	5/15/2018	5	5,625

Electrical: Household 0.10%

Legrand France SA (France)(b)	8.50%	2/15/2025	3	3,564

Electronics 0.18%

Sensus USA, Inc.	8.625%	12/15/2013	3	3,060
Thomas & Betts Corp.	5.625%	11/15/2021	3	3,167

Total				6,227

Electronics: Semi-Conductors/Components 0.80%

Agilent Technologies, Inc.	6.50%	11/1/2017	2	2,234
Freescale Semiconductor, Inc.	8.875%	12/15/2014	5	5,206
KLA-Tencor Corp.	6.90%	5/1/2018	19	20,984

Total				28,424

Energy Equipment & Services 0.39%

Cameron International Corp.	6.375%	7/15/2018	2	2,249
Cameron International Corp.	7.00%	7/15/2038	3	3,469
Michigan Consolidated Gas Co.	5.70%	3/15/2033	3	3,002
NRG Energy, Inc.	7.375%	2/1/2016	5	5,188

Total				13,908

Engineering & Contracting Services 0.09%

Aeropuertos Argentina 2000 SA (Argentina)†(b)	10.75%	12/1/2020	3	3,222

Environmental Services 0.24%

Casella Waste Systems, Inc.	11.00%	7/15/2014	4	4,550
Williams Cos., Inc. (The)	8.75%	3/15/2032	3	3,893

Total				8,443

Fertilizers 0.18%

Potash Corp. of Saskatchewan, Inc. (Canada)(b)	5.875%	12/1/2036	6	6,204

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services 3.32%

CME Group Index Services LLC†	4.40%	3/15/2018	$8	$8,193
General Electric Capital Corp.	2.00%	9/28/2012	25	25,524
General Electric Capital Corp.	4.625%	1/7/2021	4	3,947
General Electric Capital Corp.	5.30%	2/11/2021	2	2,035
General Electric Capital Corp.	6.875%	1/10/2039	33	36,949
Janus Capital Group, Inc.	6.70%	6/15/2017	25	26,979
Petrobras International Finance Co. (Brazil)(b)	5.375%	1/27/2021	2	2,016
Petrobras International Finance Co. (Brazil)(b)	6.875%	1/20/2040	2	2,104
TD Ameritrade Holding Corp.	5.60%	12/1/2019	4	4,240
Woodside Finance Ltd. (Australia)†(b)	8.125%	3/1/2014	5	5,747

Total				117,734

Financial: Miscellaneous 0.72%

NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	10	10,011
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	5	4,905
SLM Corp.	6.25%	1/25/2016	10	10,436

Total				25,352

Food 0.28%

Arcor (Argentina)†(b)	7.25%	11/9/2017	2	2,120
Southern States Cooperative, Inc.†	11.25%	5/15/2015	2	2,185
Tyson Foods, Inc.	6.85%	4/1/2016	5	5,613

Total				9,918

Gaming 0.18%

Downstream Development Authority Quapaw Tribe of Oklahoma†	12.00%	10/15/2015	1	1,060
Turning Stone Casino Resort†	9.125%	9/15/2014	5	5,175

Total				6,235

Health Care Products 0.74%

Bausch & Lomb, Inc.	9.875%	11/1/2015	5	5,388
Biomet, Inc.	11.625%	10/15/2017	5	5,600
HCA, Inc.	8.50%	4/15/2019	5	5,575
HCA, Inc.	9.125%	11/15/2014	4	4,215
HCA, Inc.	9.25%	11/15/2016	3	3,244
HCA, Inc. PIK	9.625%	11/15/2016	2	2,160

Total				26,182

Health Care Services 0.18%

Vanguard Health Systems, Inc.†	Zero Coupon	2/1/2016	10	6,400

Hospital Management 0.12%

Universal Health Services, Inc.	6.75%	11/15/2011	2	2,056
Universal Health Services, Inc.	7.125%	6/30/2016	2	2,177

Total				4,233

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Household Equipment/Products 0.12%

American Standard Americas†	10.75%	1/15/2016	$4	$4,290

Household Furnishings 0.06%

Simmons Bedding Co.†	11.25%	7/15/2015	2	2,168

Insurance 0.64%

Aflac, Inc.	8.50%	5/15/2019	5	6,054
Fidelity National Financial, Inc.	6.60%	5/15/2017	2	2,072
Liberty Mutual Group, Inc.†	6.50%	3/15/2035	5	4,714
Markel Corp.	7.125%	9/30/2019	7	7,824
Willis North America, Inc.	7.00%	9/29/2019	2	2,169

Total				22,833

Investment Management Companies 0.43%

Lazard Group LLC	7.125%	5/15/2015	14	15,394

Leasing 0.06%

International Lease Finance Corp.†	8.875%	9/15/2015	2	2,205

Leisure 0.03%

Royal Caribbean Cruises Ltd.	6.875%	12/1/2013	1	1,073

Machinery: Agricultural 0.19%

Lorillard Tobacco Co.	8.125%	5/1/2040	6	6,692

Machinery: Industrial/Specialty 0.06%

CPM Holdings, Inc.†	10.875%	9/1/2014	2	2,170

Machinery: Oil Well Equipment & Services 0.93%

National Oilwell Varco, Inc.	6.125%	8/15/2015	32	33,017

Materials & Commodities 0.15%

RBS Global, Inc./Rexnord LLC	11.75%	8/1/2016	5	5,388

Media 1.93%

DirecTV Holdings LLC/DirecTV Financing Co., Inc.	6.375%	6/15/2015	37	38,434
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625%	5/15/2016	12	13,244
NBCUniversal Media LLC†	6.40%	4/30/2040	2	2,060
Nielsen Finance LLC/Nielsen Finance Co.	11.625%	2/1/2014	2	2,365
Rainbow National Services LLC†	10.375%	9/1/2014	2	2,080
Videotron Ltee (Canada)(b)	6.875%	1/15/2014	10	10,188

Total				68,371

Metal Fabricating 0.25%

Timken Co.	6.00%	9/15/2014	8	8,831

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous 0.94%

AngloGold Ashanti Holdings plc (United Kingdom)(b)	6.50%	4/15/2040	$3	$3,014
Compass Minerals International, Inc.	8.00%	6/1/2019	5	5,475
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	6	6,623
Rio Tinto Finance USA Ltd. (Australia)(b)	9.00%	5/1/2019	4	5,264
Teck Resources Ltd. (Canada)(b)	10.75%	5/15/2019	10	12,788

Total				33,164

Natural Gas 0.48%

Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	2	2,416
KeySpan Gas East Corp.†	5.819%	4/1/2041	8	8,029
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016	2	2,153
Spectra Energy Capital LLC	5.50%	3/1/2014	4	4,347

Total				16,945

Oil 1.44%

Brigham Exploration Co.†	8.75%	10/1/2018	2	2,230
Continental Resources, Inc.	8.25%	10/1/2019	2	2,223
Ecopetrol SA (Colombia)(b)	7.625%	7/23/2019	1	1,158
Holly Corp.	9.875%	6/15/2017	5	5,675
MEG Energy Corp. (Canada)†(b)	6.50%	3/15/2021	2	2,035
Pan American Energy LLC (Argentina)†(b)	7.875%	5/7/2021	3	3,244
Panhandle Eastern Pipeline Co. LP	8.125%	6/1/2019	10	11,756
QEP Resources, Inc.	6.875%	3/1/2021	5	5,275
Rosetta Resources, Inc.	9.50%	4/15/2018	2	2,230
Shell International Finance BV (Netherlands)(b)	5.50%	3/25/2040	2	2,034
Valero Energy Corp.	9.375%	3/15/2019	6	7,681
Valero Energy Corp.	10.50%	3/15/2039	4	5,659

Total				51,200

Oil: Crude Producers 1.34%

Enogex LLC†	6.875%	7/15/2014	13	14,247
Holly Energy Partners LP/Holly Energy Finance Corp.	6.25%	3/1/2015	10	10,000
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	2	2,075
NGPL PipeCo LLC†	6.514%	12/15/2012	2	2,143
NGPL PipeCo LLC†	7.119%	12/15/2017	1	1,119
Noble Energy, Inc.	5.25%	4/15/2014	2	2,141
Petroleum Development Corp.	12.00%	2/15/2018	3	3,416
Southeast Supply Header LLC†	4.85%	8/15/2014	2	2,091
Southern Star Central Corp.†	6.75%	3/1/2016	10	10,200

Total				47,432

Oil: Integrated Domestic 1.26%

National Fuel Gas Co.	8.75%	5/1/2019	3	3,690
Occidental Petroleum Corp.	9.25%	8/1/2019	2	2,683
Questar Gas Co.	7.20%	4/1/2038	3	3,436
Questar Pipeline Co.	5.83%	2/1/2018	3	3,309

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic (continued)

Rowan Cos., Inc.	7.875%	8/1/2019	$7	$8,316
Trinidad Drilling Ltd. (Canada)†(b)	7.875%	1/15/2019	2	2,120
Weatherford International Ltd.	4.95%	10/15/2013	11	11,665
Weatherford International Ltd.	9.875%	3/1/2039	7	9,557

Total				44,776

Paper & Forest Products 1.83%

Clearwater Paper Corp.	10.625%	6/15/2016	3	3,405
Georgia-Pacific LLC†	7.125%	1/15/2017	3	3,199
Georgia-Pacific LLC	8.875%	5/15/2031	10	12,125
PH Glatfelter Co.	7.125%	5/1/2016	7	7,219
Plum Creek Timberlands LP	4.70%	3/15/2021	14	13,509
Plum Creek Timberlands LP	5.875%	11/15/2015	3	3,195
Smurfit Kappa Funding plc (Ireland)(b)	7.75%	4/1/2015	5	5,138
Weyerhaeuser Co.	6.95%	8/1/2017	5	5,614
Weyerhaeuser Co.	7.375%	10/1/2019	10	11,316

Total				64,720

Plastics 0.30%

Plastipak Holdings, Inc.†	8.50%	12/15/2015	10	10,550

Pollution Control 0.30%

Clean Harbors, Inc.	7.625%	8/15/2016	5	5,331
Clean Harbors, Inc.†	7.625%	8/15/2016	5	5,331

Total				10,662

Real Estate Investment Trusts 0.68%

Entertainment Properties Trust†	7.75%	7/15/2020	4	4,340
Federal Realty Investment Trust	5.40%	12/1/2013	3	3,227
Federal Realty Investment Trust	5.90%	4/1/2020	4	4,341
HCP, Inc.	6.00%	1/30/2017	4	4,324
Health Care REIT, Inc.	5.25%	1/15/2022	3	2,933
Rouse Co. LP (The)	6.75%	11/9/2015	3	3,135
Wells Operating Partnership II LP†	5.875%	4/1/2018	2	1,989

Total				24,289

Restaurants 0.06%

Dave & Buster’s, Inc.	11.00%	6/1/2018	2	2,180

Retail 0.47%

Family Dollar Stores, Inc.	5.00%	2/1/2021	4	3,937
Neiman-Marcus Group, Inc. (The)	10.375%	10/15/2015	10	10,588
Wal-Mart Stores, Inc.	6.50%	8/15/2037	2	2,284

Total				16,809

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail: Specialty 0.33%

Brown Shoe Co., Inc.	8.75%	5/1/2012	$2	$2,013
Michaels Stores, Inc.	11.375%	11/1/2016	7	7,665
Sally Holdings LLC/Sally Capital, Inc.	10.50%	11/15/2016	2	2,185

Total				11,863

Services 0.59%

Corrections Corp. of America	6.75%	1/31/2014	7	7,149
FireKeepers Development Authority†	13.875%	5/1/2015	3	3,570
Iron Mountain, Inc.	6.625%	1/1/2016	10	10,100

Total				20,819

Steel 0.56%

Allegheny Technologies, Inc.	9.375%	6/1/2019	10	12,688
Valmont Industries, Inc.	6.625%	4/20/2020	7	7,225

Total				19,913

Telecommunications 1.39%

Atlantic Broadband Finance LLC	9.375%	1/15/2014	10	10,200
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	2	2,190
Crown Castle Towers LLC†	3.214%	8/15/2015	25	24,957
DigitalGlobe, Inc.	10.50%	5/1/2014	4	4,555
GCI, Inc.	7.25%	2/15/2014	3	3,045
GeoEye, Inc.	9.625%	10/1/2015	2	2,273
Intelsat Jackson Holdings SA (Luxembourg)†(b)	7.25%	4/1/2019	2	2,013

Total				49,233

Telecommunications Equipment 0.12%

Cisco Systems, Inc.	4.95%	2/15/2019	4	4,301

Tobacco 0.36%

Altria Group, Inc.	9.95%	11/10/2038	9	12,590

Transportation: Miscellaneous 0.94%

Asciano Finance Ltd. (Australia)†(b)	4.625%	9/23/2020	12	11,387
Asciano Finance Ltd. (Australia)†(b)	5.00%	4/7/2018	10	9,946
Florida East Coast Railway Corp.†	8.125%	2/1/2017	2	2,098
Transportadora de Gas del Sur SA (Argentina)†(b)	7.875%	5/14/2017	3	2,978
Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020	7	7,015

Total				33,424

Utilities 0.16%

Commonwealth Edison Co.	6.95%	7/15/2018	5	5,531

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Utilities: Electrical 0.37%

IPALCO Enterprises, Inc.†	7.25%	4/1/2016	$9	$9,787
Otter Tail Corp.	9.00%	12/15/2016	3	3,413

Total				13,200

Total Corporate Bonds (cost $1,414,766)				1,427,427

FOREIGN GOVERNMENT OBLIGATIONS(b) 0.22%

Panama 0.06%

Republic of Panama	6.70%	1/26/2036	2	2,255

Peru 0.06%

Republic of Peru	6.55%	3/14/2037	2	2,175

Venezuela 0.10%
Republic of Venezuela	9.375%	1/13/2034	5	3,425

Total Foreign Government Obligations (cost $8,485)				7,855

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.56%

Federal Home Loan Mortgage Corp. K003 A5	5.085%	3/25/2019	10	10,450
Federal Home Loan Mortgage Corp. K004 A2	4.186%	8/25/2019	45	45,167
Federal Home Loan Mortgage Corp. K005 A2	4.317%	11/25/2019	15	15,161
Federal National Mortgage Assoc. 2005-14 OP	4.50%	10/25/2028	4	4,584
Federal National Mortgage Assoc. 2009-M2 A2	3.334%	1/25/2019	15	15,388

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $92,380)				90,750

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 20.64%

Federal Home Loan Mortgage Corp.	4.00%	1/1/2041 -2/1/2041	140	137,706
Federal Home Loan Mortgage Corp.(c)	4.00%	TBA	60	58,931
Federal Home Loan Mortgage Corp.	4.87%#	5/1/2035	5	5,051
Federal Home Loan Mortgage Corp.	4.918%#	2/1/2036	16	17,407
Federal Home Loan Mortgage Corp.(c)	5.00%	TBA	70	74,298
Federal Home Loan Mortgage Corp.	5.117%#	12/1/2035	7	7,064
Federal Home Loan Mortgage Corp.	5.508%#	6/1/2036	4	4,574
Federal Home Loan Mortgage Corp.	5.59%#	8/1/2037	18	19,547
Federal Home Loan Mortgage Corp.	5.96%#	2/1/2037	21	22,328
Federal National Mortgage Assoc.(c)	4.50%	TBA	180	183,234
Federal National Mortgage Assoc.(c)	5.50%	TBA	50	53,477
Federal National Mortgage Assoc.	5.50%	12/1/2034 -1/1/2037	134	143,861
Federal National Mortgage Assoc.	5.631%#	12/1/2036	4	3,956

Total Government Sponsored Enterprises Pass-Throughs (cost $729,051)				731,434

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 2.66%

Education 0.14%

Univ of CA Rev Build America Bds Regents Univ	5.77%	5/15/2043	$5	$4,811

General Obligation 0.25%

IL St	5.877%	3/1/2019	9	8,998

Health Care 0.14%

CA Infrastr & Econ Dev Bk Build America Bds Regents Univ	6.486%	5/15/2049	5	4,984

Housing 0.14%

Indianapolis IN Loc Pub Impt Bd Bk Build America Bds Ser B2	6.116%	1/15/2040	5	5,134

Other Revenue 0.28%

Dist of Columbia Income Tax Rev Build America Bds Ser E	5.591%	12/1/2034	5	5,018
Metro Govt of Nashville & Davidson Cnty TN Convtn Ctr Auth Build America Bds Ser B	6.731%	7/1/2043	5	4,859

Total				9,877

Sales Tax 0.20%

New York City NY Transnl Fin Auth Build America Bds	5.767%	8/1/2036	7	7,005

Transportation 0.68%

Bay Area Toll Auth CA Build America Bds Ser S1	6.918%	4/1/2040	2	2,048
Bay Area Toll Auth CA Build America Bds Ser S3	6.907%	10/1/2050	2	2,007
Chicago IL O’Hare Intl Arpt Build America Bds Ser B	6.845%	1/1/2038	5	4,894
Los Angeles Cnty CA Metro Transn Auth Build America Bds	5.735%	6/1/2039	5	4,826
OR St Dept of Transn Hwy Build America Bds Ser A	5.834%	11/15/2034	5	4,977
UT Transit Auth Sales Tax Rev Build America Bds Ser B	5.937%	6/15/2039	5	5,218

Total				23,970

Utilities 0.83%

Grant Cnty WA Pub Util Dist No 2 Build America Bds	5.83%	1/1/2040	5	4,848
Muni Elec Auth GA Build America Bds	7.055%	4/1/2057	5	4,717
New York City NY Muni Wtr Fin Auth Build America Bds	6.011%	6/15/2042	5	5,121
New York City NY Muni Wtr Fin Auth Build America Bds	6.282%	6/15/2042	5	4,974
San Diego Cnty CA Wtr Auth Build America Bds Ser B	6.138%	5/1/2049	10	9,929

Total				29,589

Total Municipal Bonds (cost $95,966)				94,368

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 9.07%

Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%	9/11/2036	$4		$3,549
Banc of America Commercial Mortgage, Inc. 2005-6 A2	5.165%	9/10/2047	3		2,825
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T10 A1	4.00%	3/13/2040	7		7,288
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AAB	5.698%#	9/11/2038	25		26,646
Credit Suisse Mortgage Capital Certificates 2006-C1 A4	5.441%#	2/15/2039	10		10,736
CS First Boston Mortgage Securities Corp. 2001-CK6 A3	6.387%	8/15/2036	8		7,607
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2	5.183%	11/15/2036	20		20,709
GE Capital Commercial Mortgage Corp. 2002-3A A2	4.996%	12/10/2037	10		10,412
GE Capital Commercial Mortgage Corp. 2006-C1 A4	5.174%#	3/10/2044	10		10,769
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%	5/10/2036	6		6,491
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%	7/10/2039	8		8,112
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%	4/10/2038	6		6,213
GS Mortgage Securities Corp. II 2006-GG8 AM	5.591%	11/10/2039	10		10,131
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%	7/12/2037	10		10,355
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	6		5,565
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4A	4.936%	8/15/2042	10		10,663
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.803%#	6/15/2049	10		10,321
LB-UBS Commercial Mortgage Trust 2001-C7 A5	6.133%	12/15/2030	10		10,156
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%	2/15/2030	2		1,646
LB-UBS Commercial Mortgage Trust 2005-C3 A2	4.553%	7/15/2030	4		4,195
LB-UBS Commercial Mortgage Trust 2005-C5 A4	4.954%	9/15/2030	10		10,686
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%	6/12/2043	2		2,337
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%	2/12/2039	4		3,544
Morgan Stanley Capital I 2005-HQ7 A4	5.203%#	11/14/2042	25		26,958
Morgan Stanley Dean Witter Capital I 2003-TOP9 A1	3.98%	11/13/2036	—	(a)	80
NCUA Guaranteed Notes 2010-C1 A2	2.90%	10/29/2020	10		9,751
NCUA Guaranteed Notes 2010-C1 APT	2.65%	10/29/2020	30		29,282
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%	6/15/2035	3		3,179
Wachovia Bank Commercial Mortgage Trust 2005-C20 A7	5.118%	7/15/2042	10		10,756
Wachovia Bank Commercial Mortgage Trust 2005-C21 A3	5.209%#	10/15/2044	20		20,067
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	10		10,327

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%	10/15/2048	$10	$10,162

Total Non-Agency Commercial Mortgage-Backed Securities (cost $321,734)				321,518

PASS-THROUGH AGENCIES 0.87%

Government National Mortgage Assoc.	4.50%	10/15/2040	20	20,331
Government National Mortgage Assoc.	4.50%	11/15/2040	10	10,325

Total Pass-Through Agencies (cost $30,660)				30,656

U.S. TREASURY OBLIGATIONS 24.91%

U.S. Treasury Bond	4.25%	11/15/2040	70	66,959
U.S. Treasury Note	1.25%	3/15/2014	39	38,994
U.S. Treasury Note	1.375%	1/15/2013	222	224,662
U.S. Treasury Note	2.125%	2/29/2016	89	88,736
U.S. Treasury Note	2.75%	12/31/2017	397	395,232
U.S. Treasury Note	3.625%	2/15/2021	67	67,963

Total U.S. Treasury Obligations (cost $884,167)				882,546

Total Long-Term Investments (cost $3,761,266)				3,770,807

SHORT-TERM INVESTMENT 7.98%

Repurchase Agreement

Repurchase Agreement dated 3/31/2011, 0.01% due 4/1/2011 with Fixed Income Clearing Corp. collateralized by $290,000 of U.S. Treasury Bill at 0.05% due 4/21/2011; value: $289,992 proceeds: $282,624 (cost $282,624)			283	282,624

Total Investments in Securities 114.39% (cost $4,043,890)				4,053,431

Liabilities in Excess of Cash and Other Assets(d) (14.39%)				(509,825)

Net Assets 100.00%				$3,543,606

PIK Payment-in-kind.

#	Variable rate security. The interest rate represents the rate in effect at March 31, 2011.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Amount is less than $1,000.
(b)	Foreign security traded in U.S. dollars.
(c)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(d)	Liabilities in excess of cash and other assets include net unrealized depreciation on TBA sale commitment, as follows:

TBA SALE COMMITMENT

Government Sponsored Enterprises Pass-Through	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Government National Mortgage Assoc.(c) (proceeds $30,639)	4.50%	TBA	$30	$30,877

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO March 31, 2011

Investments	Shares	Fair Value
COMMON STOCKS 102.23%

Aerospace & Defense 2.09%

Hexcel Corp.*	109	$2,146
Spirit AeroSystems Holdings, Inc. Class A*	105	2,695

Total		4,841

Air Freight & Logistics 0.75%

Atlas Air Worldwide Holdings, Inc.*	25	1,743

Auto Components 1.14%

Gentex Corp.	87	2,632

Building Products 1.28%

Crane Co.	61	2,954

Capital Markets 2.47%

Lazard Ltd. Class A	108	4,491
LPL Investment Holdings, Inc.*	34	1,218

Total		5,709

Chemicals 3.88%

Albemarle Corp.	58	3,467
Eastman Chemical Co.	28	2,781
Olin Corp.	119	2,727

Total		8,975

Commercial Banks 8.49%

Comerica, Inc.	64	2,350
Commerce Bancshares, Inc.	58	2,346
Cullen/Frost Bankers, Inc.	27	1,594
East West Bancorp, Inc.	132	2,899
Fifth Third Bancorp	138	1,915
First Financial Bancorp	88	1,469
First Horizon National Corp.	191	2,141
Hancock Holding Co.	58	1,905
Huntington Bancshares, Inc.	245	1,627
KeyCorp	158	1,403

Total		19,649

Commercial Services & Supplies 2.22%

Tetra Tech, Inc.*	95	2,346
Waste Connections, Inc.	97	2,793

Total		5,139

Computers & Peripherals 0.77%

Diebold, Inc.	50	1,773

Construction & Engineering 4.21%

Chicago Bridge & Iron Co. NV (Netherlands)(a)	89	3,619

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO March 31, 2011

Investments	Shares	Fair Value
Construction & Engineering 4.21% (continued)

EMCOR Group, Inc.*	95	$2,942
Jacobs Engineering Group, Inc.*	62	3,189

Total		9,750

Containers & Packaging 1.26%

Temple-Inland, Inc.	125	2,925

Diversified Financial Services 0.52%

CIT Group, Inc.*	28	1,191

Electric: Utilities 1.13%

Cleco Corp.	76	2,606

Electrical Equipment 2.82%

AMETEK, Inc.	23	1,009
EnerSys*	106	4,213
Roper Industries, Inc.	15	1,297

Total		6,519

Electronic Equipment, Instruments & Components 2.96%

Amphenol Corp. Class A	41	2,230
Plexus Corp.*	93	3,261
ScanSource, Inc.*	36	1,368

Total		6,859

Energy Equipment & Services 5.24%

Bristow Group, Inc.*	25	1,182
Helix Energy Solutions Group, Inc.*	50	860
Key Energy Services, Inc.*	201	3,126
Rowan Cos., Inc.*	43	1,900
Superior Energy Services, Inc.*	85	3,485
Weatherford International Ltd. (Switzerland)*(a)	70	1,582

Total		12,135

Food Products 1.34%

Bunge Ltd.	43	3,110

Gas Utilities 1.61%

UGI Corp.	113	3,718

Health Care Equipment & Supplies 1.43%

Kinetic Concepts, Inc.*	61	3,320

Health Care Providers & Services 2.80%

Coventry Health Care, Inc.*	89	2,838
McKesson Corp.	21	1,660
Universal Health Services, Inc. Class B	40	1,976

Total		6,474

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO March 31, 2011

Investments	Shares	Fair Value
Hotels, Restaurants & Leisure 2.74%

Bravo Brio Restaurant Group, Inc.*	13	$230
Darden Restaurants, Inc.	52	2,555
Hyatt Hotels Corp. Class A*	45	1,937
Texas Roadhouse, Inc.	95	1,614

Total		6,336

Household Durables 2.96%

Fortune Brands, Inc.	57	3,528
Mohawk Industries, Inc.*	21	1,284
Newell Rubbermaid, Inc.	106	2,028

Total		6,840

Information Technology Services 7.41%

Alliance Data Systems Corp.*	42	3,607
Amdocs Ltd. (Guernsey)*(a)	104	3,000
Fiserv, Inc.*	51	3,199
FleetCor Technologies, Inc.*	42	1,372
Global Payments, Inc.	56	2,740
Sapient Corp.*	281	3,217

Total		17,135

Insurance 3.53%

Brown & Brown, Inc.	116	2,993
HCC Insurance Holdings, Inc.	84	2,630
PartnerRe Ltd.	32	2,536

Total		8,159

Internet Software & Services 0.48%

SAVVIS, Inc.*	30	1,113

Life Sciences Tools & Services 1.04%

PerkinElmer, Inc.	92	2,417

Machinery 4.30%

EnPro Industries, Inc.*	52	1,889
Oshkosh Corp.*	47	1,663
RBC Bearings, Inc.*	38	1,453
Trinity Industries, Inc.	81	2,970
WABCO Holdings, Inc.*	32	1,972

Total		9,947

Marine 0.64%

Kirby Corp.*	26	1,490

Media 5.53%

DreamWorks Animation SKG, Inc. Class A*	38	1,061
Interpublic Group of Cos., Inc. (The)	547	6,876
John Wiley & Sons, Inc. Class A	49	2,491
Meredith Corp.	70	2,374

Total		12,802

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO March 31, 2011

Investments	Shares	Fair Value

Metals & Mining 6.06%

Agnico-Eagle Mines Ltd. (Canada)(a)	32	$2,123
Allegheny Technologies, Inc.	27	1,828
Carpenter Technology Corp.	57	2,434
IAMGOLD Corp. (Canada)(a)	122	2,686
Reliance Steel & Aluminum Co.	65	3,756
Worthington Industries, Inc.	57	1,192

Total		14,019

Oil, Gas & Consumable Fuels 2.74%

Concho Resources, Inc.*	6	644
EQT Corp.	51	2,545
Range Resources Corp.	54	3,157

Total		6,346

Pharmaceuticals 3.24%

Warner Chilcott plc Class A (Ireland)(a)	130	3,026
Watson Pharmaceuticals, Inc.*	80	4,481

Total		7,507

Professional Services 0.96%

Robert Half International, Inc.	35	1,071
TrueBlue, Inc.*	69	1,158

Total		2,229

Real Estate Investment Trusts 1.83%

DiamondRock Hospitality Co.	140	1,564
Duke Realty Corp.	89	1,247
Host Hotels & Resorts, Inc.	81	1,426

Total		4,237

Road & Rail 2.74%

Genesee & Wyoming, Inc. Class A*	21	1,222
Heartland Express, Inc.	138	2,423
Kansas City Southern*	42	2,287
Werner Enterprises, Inc.	15	397

Total		6,329

Semiconductors & Semiconductor Equipment 2.22%

Cypress Semiconductor Corp.*	88	1,705
Lam Research Corp.*	40	2,266
Silicon Laboratories, Inc.*	27	1,167

Total		5,138

Software 1.57%

Nuance Communications, Inc.*	133	2,601
Radiant Systems, Inc.*	7	124
Rovi Corp.*	17	912

Total		3,637

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO March 31, 2011

Investments	Shares	Fair Value
Specialty Retail 1.43%

CarMax, Inc.*	41	$1,316
Men’s Wearhouse, Inc. (The)	74	2,002

Total		3,318

Textiles, Apparel & Luxury Goods 1.52%

Phillips-Van Heusen Corp.	54	3,512

Trading Companies & Distributors 0.88%

TAL International Group, Inc.	56	2,031

Total Investments in Common Stocks 102.23% (cost $203,409)		236,564

Liabilities in Excess of Cash and Other Assets (2.23)%		(5,167)

Net Assets 100%		$231,397

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of the following twelve portfolios (separately, a “Fund” and collectively, the “Funds”): Bond-Debenture Portfolio (“Bond Debenture”), Capital Structure Portfolio (“Capital Structure”), Classic Stock Portfolio (“Classic Stock”), Developing Growth Portfolio (“Developing Growth”), Fundamental Equity Portfolio (“Fundamental Equity”), Growth and Income Portfolio (“Growth and Income”), Growth Opportunities Portfolio (“Growth Opportunities”), International Core Equity Portfolio (“International Core Equity”), (International Opportunities Portfolio (“International Opportunities”), Mid-Cap Value Portfolio (“Mid Cap Value”), Total Return Portfolio (“Total Return”) and Value Opportunities Portfolio (“Value Opportunities”). Each Fund is diversified as defined in the Act.

The investment objective of Bond Debenture is to seek high current income and the opportunity for capital appreciation to produce a high total return. The investment objective of Capital Structure is to seek current income and capital appreciation. The investment objective of Classic Stock is growth of capital and growth of income consistent with reasonable risk. The investment objective of Developing Growth is long-term growth of capital. The investment objective of Fundamental Equity is long-term growth of capital and income without excessive fluctuations in market value. The investment objective of Growth and Income is long-term growth of capital and income without excessive fluctuations in market value. The investment objective of Growth Opportunities is capital appreciation. The investment objective of International Core Equity, International Opportunities and Value Opportunities is long-term capital appreciation. The investment objective of Mid Cap Value is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The investment objective of Total Return is to seek income and capital appreciation to produce a high total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

Notes to Schedule of Investments (unaudited)(continued)

(e)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(f)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by each Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value. Each Fund generally has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)	Floating Rate Loans-Bond Debenture, Capital Structure and Total Return may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of March 31, 2011, the Funds had no unfunded loan commitments.

(h)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

Notes to Schedule of Investments (unaudited)(continued)

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing each Fund’s investments carried at fair value:

	Bond Debenture				Capital Structure
Investment Type*	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$8,766,793	$1,007,623	$—	$9,774,416	$74,547,187	$167,914	$—	$74,715,101
Convertible Bonds	—	58,777,651	—	58,777,651	—	8,287,845	—	8,287,845
Convertible Preferred Stocks	17,434,321	3,103,840	—	20,538,161	6,639,186	1,998,910	—	8,638,096
Floating Rate Loans	—	—	—	—	—	735,878	—	735,878
Foreign Common Stocks	—	—	—	—	5,526,468	—	—	5,526,468
Foreign Bond	—	589,555	—	589,555	—	—	—	—
Government Sponsored Enterprises Bond	—	2,623,592	—	2,623,592	—	—	—	—
High Yield Corporate Bonds	—	467,859,124	4,378	467,863,502	—	29,387,984	644	29,388,628
Municipal Bonds		1,113,905		1,113,905
Preferred Stocks	270,490	505,725	—	776,215	14,450	—	—	14,450
Warrants	38,916	61,348	—	100,264	14,958	10,216	—	25,174
Repurchase Agreement	—	12,834,688	—	12,834,688	—	434,305	—	434,305

Total	$26,510,520	$548,477,051	$4,378	$574,991,949	$86,742,249	$41,023,052	$644	$127,765,945

Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—	$—	$—	$—	$—
Liabilities	(22,982)	—	—	(22,982)	(9,187)	—	—	(9,187)

Total	$(22,982)	$—	$—	$(22,982)	$(9,187)	$—	$—	$(9,187)

	Classic Stock				Developing Growth
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1	Level 2	Level 3	Total
Common Stocks	$34,820	$—	$—	$34,820	$271,800	$—	$—	$271,800
Repurchase Agreement	—	1,049	—	1,049	—	—	—	—

Total	$34,820	$1,049	$—	$35,869	$271,800	$—	$—	$271,800

Notes to Schedule of Investments (unaudited)(continued)

	Fundamental Equity				Growth and Income
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$174,102	$—	$—	$174,102	$1,179,604	$—	$—	$1,179,604
Repurchase Agreement	—	6,420	—	6,420	—	23,492	—	23,492

Total	$174,102	$6,420	$—	$180,522	$1,179,604	$23,492	$—	$1,203,096

	Growth Opportunities				International Core Equity
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1	Level 2	Level 3	Total
Common Stocks	$115,982	$—	$—	$115,982	$890,142	$—	$—	$890,142
Preferred Stock	—	—	—	—	4,191	—	—	4,191

Total	$115,982	$—	$—	$115,982	$894,333	$—	$—	$894,333

	International Opportunities				Mid Cap Value
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$51,342	$—	$—	$51,342	$503,896	$—	$—	$503,896
Preferred Stocks	700	—	—	700	—	—	—	—
Repurchase Agreement	—	1,137	—	1,137	—	12,753	—	12,753

Total	$52,042	$1,137	$—	$53,179	$503,896	$12,753	$—	$516,649

	Total Return				Value Opportunities
Investment Type*	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$184,253	$—	$184,253	$—	$—	$—	$—
Common Stocks	—	—	—	—	236,564	—	—	236,564
Corporate Bonds	—	1,427,427	—	1,427,427	—	—	—	—
Foreign Government Obligations	—	7,855	—	7,855	—	—	—	—
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	90,750	—	90,750	—	—	—	—
Government Sponsored Enterprises Pass-Throughs	—	731,434	—	731,434	—	—	—	—
Municipal Bonds	—	94,368	—	94,368	—	—	—	—
Non-Agency Commercial Mortgage-Backed Securities	—	321,518	—	321,518	—	—	—	—
Pass-Through Agencies	—	30,656	—	30,656	—	—	—	—
U.S. Treasury Obligations	—	882,546	—	882,546	—	—	—	—
Repurchase Agreement	—	282,624	—	282,624	—	—	—	—

Total	$—	$4,053,431	$—	$4,053,431	$236,564	$—	$—	$236,564

Other Financial Instruments
TBA Sale Commitment	$—	$30,877	$—	$30,877	$—	$—	$—	$—

*	See Schedule of Investments for fair values in each industry.

Notes to Schedule of Investments (unaudited)(concluded)

The following is a reconciliation of investment with unobservable inputs (Level 3) that were used in determining fair value:

Fund	Bond Debenture	Capital Structure
Investment Type	High Yield Corporate Bond	High Yield Corporate Bond
Balance as of January 1, 2011	$—	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	2,245	330
Net purchase (sales)	—	—
Net transfers in or out of Level 3	2,133	314

Balance as of March 31, 2011	$4,378	$644

(i)	Disclosures about Derivative Instruments and Hedging Activities-Bond Debenture and Capital Structure entered into U.S. Treasury futures contracts during the period ended March 31, 2011 (as described in note 2(d)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of March 31, 2011, Bond Debenture and Capital Structure held futures contracts with interest rate risk exposure with a cumulative unrealized depreciation of $22,982 and $9,187, respectively.

3. FEDERAL TAX INFORMATION

As of March 31, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Bond Debenture	Capital Structure	Classic Stock
Tax cost	$536,649,119	$108,226,090	$28,955,241

Gross unrealized gain	44,610,921	22,623,460	7,388,096
Gross unrealized loss	(6,268,091)	(3,083,605)	(474,497)

Net unrealized security gain	$38,342,830	$19,539,855	$6,913,599

	Developing Growth	Fundamental Equity	Growth and Income
Tax cost	$214,643	$147,992,432	$983,990,380

Gross unrealized gain	60,131	33,406,675	223,435,342
Gross unrealized loss	(2,974)	(877,396)	(4,329,937)

Net unrealized security gain	$57,157	$32,529,279	$219,105,405

	Growth Opportunities	International Core Equity	International Opportunities
Tax cost	$90,986,186	$841,842	$46,748,770

Gross unrealized gain	25,552,299	64,524	7,841,640
Gross unrealized loss	(556,613)	(12,033)	(1,411,538)

Net unrealized security gain	$24,995,686	$52,491	$6,430,102

	Mid Cap Value	Total Return	Value Opportunities
Tax cost	$394,204,595	$4,050,540	$204,115

Gross unrealized gain	123,420,304	17,459	33,791
Gross unrealized loss	(976,210)	(14,568)	(1,342)

Net unrealized security gain	$122,444,094	$2,891	$32,449

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, wash sales and amortization of premium.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SERIES FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: May 24, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: May 24, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 24, 2011